UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Low-Priced Stock Fund

April 30, 2016

LPS-QTLY-0616
1.800342.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.6%
Auto Components - 1.7%
ASTI Corp. (a)	1,055,000	$1,815
Gentex Corp.	5,500,000	88,220
Hi-Lex Corp.	1,380,000	35,595
INFAC Corp.	325,139	2,009
INZI Controls Co. Ltd. (a)	1,516,000	7,886
Johnson Controls, Inc.	6,461,400	267,502
Motonic Corp. (a)	3,250,000	28,509
Murakami Corp. (a)(b)	830,000	10,938
Nippon Seiki Co. Ltd.	2,864,500	55,270
Piolax, Inc. (a)	899,600	47,261
S&T Holdings Co. Ltd. (a)	859,329	17,889
Samsung Climate Control Co. Ltd. (a)	499,950	4,495
Sewon Precision Industries Co. Ltd. (a)	500,000	8,838
Shoei Co. Ltd.	298,200	4,514
SJM Co. Ltd. (a)	1,282,000	8,392
SJM Holdings Co. Ltd. (a)	1,332,974	6,911
Standard Motor Products, Inc.	123,759	4,395
Strattec Security Corp.	158,900	8,406
Sungwoo Hitech Co. Ltd.	1,888,517	15,346
TBK Co. Ltd.	1,004,900	3,630
Yachiyo Industry Co. Ltd.	922,600	7,582
Yutaka Giken Co. Ltd. (a)	1,333,200	26,369
		661,772
Distributors - 0.2%
Chori Co. Ltd.	467,200	6,727
Nakayamafuku Co. Ltd. (a)	1,092,700	7,472
SPK Corp.	230,700	4,253
Uni-Select, Inc.	1,115,000	57,061
		75,513
Diversified Consumer Services - 0.3%
American Public Education, Inc. (c)	46,779	1,083
Apollo Education Group, Inc. Class A (non-vtg.) (c)	1,400,751	10,926
Clip Corp. (a)	295,500	2,648
Cross-Harbour Holdings Ltd.	581,400	788
Houghton Mifflin Harcourt Co. (c)	1,400,000	28,714
Meiko Network Japan Co. Ltd.	899,600	9,922
Novarese, Inc. (d)	232,300	1,774
Shingakukai Co. Ltd.	156,700	763
Sotheby's Class A (Ltd. vtg.)	99,600	2,713
Step Co. Ltd. (a)	1,169,300	11,494
Weight Watchers International, Inc. (a)(c)(d)	4,385,100	56,787
YBM Sisa.com, Inc.	515,287	1,954
		129,566
Hotels, Restaurants & Leisure - 0.4%
Ark Restaurants Corp. (a)	199,100	4,036
Bloomin' Brands, Inc.	49,700	929
BRONCO BILLY Co. Ltd.	48,800	1,358
Create Restaurants Holdings, Inc.	1,328,400	12,155
El Pollo Loco Holdings, Inc. (c)(d)	722,400	9,528
Flanigan's Enterprises, Inc.	45,400	817
Hiday Hidaka Corp. (a)	1,947,285	46,045
Ibersol SGPS SA	517,300	6,071
Interval Leisure Group, Inc. (d)	1,100,000	15,532
Intralot SA (c)	1,423,700	1,664
Koshidaka Holdings Co. Ltd.	640,380	12,592
Kura Corp. Ltd.	99,800	4,289
Ohsho Food Service Corp.	537,400	17,135
Sportscene Group, Inc. Class A (a)(c)	360,000	1,578
St. Marc Holdings Co. Ltd.	425,000	11,497
The Monogatari Corp.	223,700	10,559
The Restaurant Group PLC	2,794,800	11,234
Toridoll.corporation	99,400	1,727
		168,746
Household Durables - 3.3%
Abbey PLC (a)	1,927,700	32,668
Barratt Developments PLC (a)	74,348,300	578,476
Bellway PLC	4,064,100	145,309
D.R. Horton, Inc.	3,293,200	98,994
Dorel Industries, Inc. Class B (sub. vtg.)	2,923,600	65,057
Emak SpA	4,763,500	4,181
First Juken Co. Ltd. (a)	1,520,200	17,873
Helen of Troy Ltd. (a)(c)	2,485,000	247,332
Henry Boot PLC	3,533,900	10,521
HTL International Holdings Ltd. (c)	3,779,300	2,431
Libbey, Inc.	800,000	14,880
NACCO Industries, Inc. Class A	278,900	16,600
P&F Industries, Inc. Class A (a)	340,900	3,215
Sanei Architecture Planning Co. Ltd. (a)	1,314,200	14,820
Stanley Furniture Co., Inc. (c)	430,900	1,103
Steinhoff International Holdings NV (Germany) (d)	2,296,800	14,360
Token Corp. (a)	695,700	54,487
Toll Brothers, Inc. (c)	400,000	10,920
		1,333,227
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (a)	9,318,000	46,849
Liberty Interactive Corp. QVC Group Series A (c)	950,000	24,890
		71,739
Leisure Products - 0.2%
Accell Group NV (a)(d)	2,140,200	45,349
Arctic Cat, Inc. (a)(d)	1,118,300	18,597
Fenix Outdoor AB Class B	32,298	0
JAKKS Pacific, Inc. (c)(d)	646,900	4,852
Kabe Husvagnar AB (B Shares)	300,898	5,180
Mars Engineering Corp. (b)	552,800	9,947
Mattel, Inc.	350,000	10,882
Miroku Corp. (a)	763,000	2,028
		96,835
Media - 0.8%
Cinderella Media Group Ltd. (a)	17,260,000	4,435
Corus Entertainment, Inc. Class B (non-vtg.) (d)	635,900	6,340
Discovery Communications, Inc. Class A (c)(d)	488,400	13,338
DreamWorks Animation SKG, Inc. Class A (c)(d)	160,000	6,387
Gannett Co., Inc.	1,394,000	23,489
GfK AG	157,500	6,132
Harte-Hanks, Inc.	804,500	1,464
Hyundai HCN	2,723,979	8,797
Intage Holdings, Inc. (a)	1,789,100	22,798
Ipsos SA	9,601	286
ITE Group PLC	93,400	212
Live Nation Entertainment, Inc. (c)	1,100,000	23,628
Pico Far East Holdings Ltd.	20,118,000	5,454
Proto Corp.	390,800	5,126
RKB Mainichi Broadcasting Corp.	231,000	2,001
Saga Communications, Inc. Class A	397,600	16,719
Sky Network Television Ltd.	6,347,745	23,624
Starz Series A (c)	1,956,957	53,249
STW Group Ltd.	4,451,858	3,622
Tegna, Inc.	796,400	18,604
Television Broadcasts Ltd.	3,740,200	13,953
TOW Co. Ltd. (a)	1,987,900	12,428
TVA Group, Inc. Class B (non-vtg.) (c)	3,355,603	10,430
Twenty-First Century Fox, Inc.:
Class A	700,000	21,182
Class B	48,900	1,473
Viacom, Inc. Class B (non-vtg.)	99,500	4,070
WOWOW INC.	92,500	1,980
		311,221
Multiline Retail - 2.9%
Lifestyle International Holdings Ltd.	36,951,500	61,211
Next PLC (a)	14,599,000	1,084,698
Watts Co. Ltd. (a)	1,255,100	10,554
		1,156,463
Specialty Retail - 13.4%
Aarons, Inc. Class A	472,000	12,371
Abercrombie & Fitch Co. Class A (a)(d)	5,400,000	144,342
Adastria Co. Ltd.	299,400	9,922
AT-Group Co. Ltd.	1,162,000	24,095
AutoZone, Inc. (c)	809,665	619,580
Bed Bath & Beyond, Inc.	5,936,800	280,336
Best Buy Co., Inc. (a)	30,353,300	973,734
BMTC Group, Inc. (a)	4,847,700	54,052
Bonia Corp. Bhd	2,503,000	384
Bonjour Holdings Ltd.	4,215,000	173
Buffalo Co. Ltd.	101,100	714
Cash Converters International Ltd.	23,261,596	8,667
Chico's FAS, Inc.	1,650,000	20,807
CST Brands, Inc.	2,696,300	101,839
Delek Automotive Systems Ltd.	703,100	6,524
Destination Maternity Corp. (d)	265,000	1,847
DSW, Inc. Class A	4,249,300	104,405
Folli Follie SA (a)	3,994,900	82,270
Formosa Optical Technology Co. Ltd.	779,000	1,857
Fourlis Holdings SA (c)	474,500	1,714
GameStop Corp. Class A (a)(d)	9,070,000	297,496
GNC Holdings, Inc. (a)	4,874,000	118,731
Goldlion Holdings Ltd.	18,016,000	7,147
Guess?, Inc. (a)	7,554,000	138,616
Halfords Group PLC	1,214,500	7,490
Hibbett Sports, Inc. (c)	550,907	19,888
Hour Glass Ltd.	8,114,600	4,525
IA Group Corp. (a)	786,000	5,085
John David Group PLC	2,583,100	47,141
Jumbo SA (a)(c)	10,885,568	142,581
K's Denki Corp.	1,838,800	61,800
Ku Holdings Co. Ltd.	923,500	6,065
Kyoto Kimono Yuzen Co. Ltd. (a)	948,700	7,959
Le Chateau, Inc. Class A (sub. vtg.) (c)	1,769,300	345
Leon's Furniture Ltd.	282,500	3,393
Lewis Group Ltd.	1,169,400	3,944
Mr. Bricolage SA (a)	934,375	14,187
Nafco Co. Ltd. (a)	2,104,400	34,680
Office Depot, Inc. (c)	1,960,000	11,525
Outerwall, Inc. (d)	49,800	2,057
Pal Co. Ltd.	1,148,200	27,882
Ross Stores, Inc.	17,705,300	1,005,307
Sally Beauty Holdings, Inc. (c)	3,943,700	123,832
Second Chance Properties Ltd.	1,959,300	372
Second Chance Properties Ltd. warrants 7/24/17 (c)	8,528,200	6
Select Comfort Corp. (a)(c)	3,357,800	82,871
Silvano Fashion Group A/S	7,295	13
Sonic Automotive, Inc. Class A (sub. vtg.)	942,300	17,678
Staples, Inc.	21,700,000	221,340
Super Retail Group Ltd. (d)	1,242,452	7,992
The Buckle, Inc. (a)(d)	4,860,000	140,648
The Stanley Gibbons Group PLC	1,014,800	256
Urban Outfitters, Inc. (c)	3,285,100	99,604
USS Co. Ltd.	8,350,000	132,083
Vitamin Shoppe, Inc. (c)(d)	623,800	17,073
Williams-Sonoma, Inc.	180,000	10,580
Workman Co. Ltd. (a)	2,396,700	75,341
Zumiez, Inc. (a)(c)(d)	1,765,300	29,622
		5,376,788
Textiles, Apparel & Luxury Goods - 2.2%
Bijou Brigitte Modische Accessoires AG	40,500	2,616
Coach, Inc.	2,594,200	104,468
Daphne International Holdings Ltd. (c)	902,000	136
Deckers Outdoor Corp. (c)	37,349	2,159
Embry Holdings Ltd.	1,536,000	768
Fossil Group, Inc. (a)(c)(d)	4,124,900	167,058
Geox SpA	798,900	2,574
Gildan Activewear, Inc.	8,846,300	274,759
Hampshire Group Ltd. (a)(c)	827,600	166
Handsome Co. Ltd. (a)	2,125,000	82,260
JLM Couture, Inc. (a)(c)	174,000	479
Michael Kors Holdings Ltd. (c)	49,600	2,562
Portico International Holdings (c)	11,072,000	3,813
Steven Madden Ltd. (c)	1,020,000	35,710
Sun Hing Vision Group Holdings Ltd. (a)	21,533,000	7,927
Texwinca Holdings Ltd.	53,968,000	52,482
Van de Velde	49,698	3,485
Vera Bradley, Inc. (c)	748,900	13,136
Victory City International Holdings Ltd.	59,726,150	4,140
Youngone Corp.	500,000	19,945
Youngone Holdings Co. Ltd. (a)	889,600	49,928
Yue Yuen Industrial (Holdings) Ltd.	11,829,500	43,088
		873,659

TOTAL CONSUMER DISCRETIONARY		10,255,529

CONSUMER STAPLES - 8.0%
Beverages - 1.2%
Baron de Ley SA (c)	143,900	16,873
C&C Group PLC	3,228,466	14,502
Jinro Distillers Co. Ltd.	3,744	110
Kweichow Moutai Co. Ltd.	275,110	10,675
Monster Beverage Corp.	2,428,800	350,282
Muhak Co. Ltd. (a)	2,799,256	78,431
Olvi PLC (A Shares)	25,794	717
Spritzer Bhd	2,350,100	1,564
Synergy Co. (c)	92,200	628
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	599,960	1,901
		475,683
Food & Staples Retailing - 5.2%
Andersons, Inc.	29,813	999
Aoki Super Co. Ltd.	184,000	2,174
Belc Co. Ltd. (a)	1,839,000	73,153
Cosmos Pharmaceutical Corp. (a)(d)	1,413,700	242,022
Create SD Holdings Co. Ltd. (a)	6,009,900	144,112
Daikokutenbussan Co. Ltd.	629,500	28,292
Dong Suh Companies, Inc.	2,225,000	62,632
Fyffes PLC (Ireland) (a)	26,528,600	47,691
Genky Stores, Inc. (a)(d)	398,200	12,416
Greggs PLC	898,400	13,560
Halows Co. Ltd. (a)	1,410,100	29,624
Jeronimo Martins SGPS SA	1,747,600	28,596
Kusuri No Aoki Co. Ltd.	894,600	47,145
Majestic Wine PLC (c)(d)	3,379,469	21,579
MARR SpA	369,100	7,510
Metro, Inc. Class A (sub. vtg.) (a)	27,800,099	930,363
Qol Co. Ltd. (a)	1,813,100	25,459
Retail Partners Co. Ltd.	418,300	4,174
Safeway, Inc.:
rights (c)	16,069,900	0
rights (c)	16,069,900	2,893
Sligro Food Group NV	1,045,200	41,685
Sundrug Co. Ltd.	1,772,500	125,946
Tesco PLC (c)	11,772,200	29,596
Total Produce PLC	9,687,300	17,193
United Natural Foods, Inc. (c)	1,200,000	42,804
Valor Holdings Co. Ltd.	210,200	5,065
Village Super Market, Inc. Class A	39,845	972
Walgreens Boots Alliance, Inc.	140,000	11,099
Whole Foods Market, Inc.	598,900	17,416
Yaoko Co. Ltd.	1,138,700	50,358
		2,066,528
Food Products - 1.4%
Aryzta AG	1,604,710	62,312
Cranswick PLC	699,000	22,899
Devro PLC	2,674,600	10,913
Dutch Lady Milk Industries Bhd	100,000	1,357
Food Empire Holdings Ltd. (a)(c)	47,226,300	8,779
Fresh Del Monte Produce, Inc. (a)	5,321,400	230,204
Hilton Food Group PLC	646,000	5,314
Inventure Foods, Inc. (c)(d)	686,900	4,918
Lifeway Foods, Inc. (c)	260,000	2,522
Nam Yang Dairy Products	11,000	7,134
Origin Enterprises PLC	25,000	176
Pacific Andes International Holdings Ltd. (c)	111,886,500	2,061
Pacific Andes Resources Development Ltd. (c)	209,522,293	3,428
Patties Food Ltd.	3,511,594	3,217
President Rice Products PCL	1,155,600	1,787
Rocky Mountain Chocolate Factory, Inc. (a)	422,400	4,262
Seaboard Corp. (c)	42,928	128,913
Select Harvests Ltd. (a)	4,815,719	18,418
Sunjin Co. Ltd. (a)	813,630	21,021
Synear Food Holdings Ltd. (c)	38,027,000	0
United Food Holdings Ltd.	2,014,950	124
		539,759
Household Products - 0.0%
Energizer Holdings, Inc.	298,700	12,990
Personal Products - 0.2%
Asaleo Care Ltd.	2,100,000	3,146
Grape King Bio Ltd.	1,748,000	10,525
Inter Parfums, Inc.	150,000	4,593
Nu Skin Enterprises, Inc. Class A	547,500	22,322
Nutraceutical International Corp. (a)(c)	1,028,704	24,267
Sarantis SA (a)	2,174,000	21,700
		86,553
Tobacco - 0.0%
Karelia Tobacco Co., Inc. (c)	1,744	480

TOTAL CONSUMER STAPLES		3,181,993

ENERGY - 3.1%
Energy Equipment & Services - 0.9%
AKITA Drilling Ltd. Class A (non-vtg.)	1,598,600	10,193
Atwood Oceanics, Inc. (a)(d)	6,318,200	61,034
Boustead Singapore Ltd.	3,738,925	2,169
Bristow Group, Inc.	160,000	3,667
Carbo Ceramics, Inc. (a)(d)	2,131,400	31,651
Cathedral Energy Services Ltd.	1,440,600	367
Divestco, Inc. (c)	3,147,500	113
Farstad Shipping ASA (a)	2,878,400	4,647
FMC Technologies, Inc. (c)	4,857	148
Fugro NV (Certificaten Van Aandelen) (c)	1,719,900	34,996
Geospace Technologies Corp. (a)(c)	1,247,300	20,406
Gulfmark Offshore, Inc. Class A (c)	660,730	4,480
Nabors Industries Ltd.	901,123	8,831
National Oilwell Varco, Inc.	4,969	179
Oil States International, Inc. (a)(c)	2,580,300	89,382
PHX Energy Services Corp.	140,200	324
Precision Drilling Corp.	1,398,100	7,254
ProSafe ASA (d)	8,764,400	5,301
Shinko Plantech Co. Ltd.	1,187,000	9,031
Solstad Offshore ASA	1,037,800	2,011
Total Energy Services, Inc. (a)	2,231,900	23,463
Unit Corp. (a)(c)(d)	4,692,300	59,405
		379,052
Oil, Gas & Consumable Fuels - 2.2%
Adams Resources & Energy, Inc.	143,051	5,758
Beach Energy Ltd.	14,299,801	8,046
Boardwalk Pipeline Partners, LP	615,000	10,006
Bonavista Energy Corp. (d)	376,700	949
Contango Oil & Gas Co. (a)(c)	1,542,800	19,408
Denbury Resources, Inc. (d)	8,229,800	31,767
Eni SpA	8,000,000	130,695
Fuji Kosan Co. Ltd. (a)	691,800	2,687
Fuji Oil Co. Ltd. (e)	748,600	2,315
Great Eastern Shipping Co. Ltd.	4,800,000	23,727
Hankook Shell Oil Co. Ltd.	57,000	23,433
HollyFrontier Corp.	506,100	18,017
Marathon Oil Corp.	3,469,662	48,888
Michang Oil Industrial Co. Ltd. (a)	173,900	12,841
Murphy Oil Corp. (d)	8,063,400	288,186
Newfield Exploration Co. (c)	415,441	15,060
Tesoro Corp.	1,376,678	109,707
Uehara Sei Shoji Co. Ltd.	878,000	4,126
W&T Offshore, Inc. (c)(d)	1,148,400	2,768
Whiting Petroleum Corp. (c)	320,700	3,848
World Fuel Services Corp.	2,219,722	103,728
WPX Energy, Inc. (c)	872,271	8,426
		874,386

TOTAL ENERGY		1,253,438

FINANCIALS - 11.8%
Banks - 1.4%
ACNB Corp.	118,800	2,622
Allegiance Bancshares, Inc. (c)	630,000	13,262
Bank of Ireland (c)	372,791,600	113,119
BBCN Bancorp, Inc.	2,311,200	36,101
Camden National Corp.	43,468	1,891
Cathay General Bancorp	2,485,000	75,842
CIT Group, Inc.	68,000	2,351
Codorus Valley Bancorp, Inc. (a)	630,046	13,193
ConnectOne Bancorp, Inc.	750,000	12,908
Dimeco, Inc.	26,261	1,050
Eagle Bancorp, Inc. (c)	400,000	20,280
East West Bancorp, Inc.	1,321,900	49,558
EFG Eurobank Ergasias SA (c)	138,995	117
Farmers & Merchants Bancorp, Inc.	41,600	1,167
First Bancorp, Puerto Rico (c)	7,428,572	28,971
First NBC Bank Holding Co. (c)	420,000	9,131
First Niagara Financial Group, Inc.	941,800	9,945
First West Virginia Bancorp, Inc.	75,200	1,372
German American Bancorp, Inc.	9,813	316
Investors Bancorp, Inc.	2,200,000	25,410
LCNB Corp. (a)	694,621	11,878
Norwood Financial Corp. (a)	188,210	5,405
OFG Bancorp (a)(d)	2,398,242	21,176
Pacific Premier Bancorp, Inc. (c)	822,800	19,138
Popular, Inc.	1,619,200	48,123
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,339,100	6,536
Sparebanken More (primary capital certificate)	226,334	5,130
Sparebanken Nord-Norge	2,119,800	9,925
Stock Yards Bancorp, Inc.	70,700	2,859
Trico Bancshares	360,684	9,710
Wilshire Bancorp, Inc.	1,300,000	14,001
		572,487
Capital Markets - 0.3%
AllianceBernstein Holding LP	665,000	15,621
American Capital Ltd. (c)	358,000	5,656
Federated Investors, Inc. Class B (non-vtg.)	338,900	10,709
Franklin Resources, Inc.	905,800	33,823
Lazard Ltd. Class A	49,700	1,792
NorthStar Asset Management Group, Inc.	183,000	2,277
OFS Capital Corp.	2,755	36
State Street Corp.	253,800	15,812
Waddell & Reed Financial, Inc. Class A	1,070,100	21,766
		107,492
Consumer Finance - 0.5%
Aeon Credit Service (Asia) Co. Ltd.	13,836,000	9,271
EZCORP, Inc. (non-vtg.) Class A (c)	895,900	4,435
Green Dot Corp. Class A (c)	700,000	15,561
H&T Group PLC	584,900	2,095
Navient Corp.	90,700	1,240
Nicholas Financial, Inc. (c)	235,300	2,499
Santander Consumer U.S.A. Holdings, Inc. (c)	4,075,200	53,670
SLM Corp. (c)	1,769,606	11,980
Synchrony Financial (c)	3,858,100	117,942
		218,693
Diversified Financial Services - 0.3%
Bats Global Markets, Inc.	110,000	2,608
Leucadia National Corp.	535,700	8,935
Newship Ltd. (c)	2,500	1,052
NICE Holdings Co. Ltd.	53,096	941
Ricoh Leasing Co. Ltd.	831,200	24,015
Voya Financial, Inc.	1,953,600	63,433
		100,984
Insurance - 7.8%
Admiral Group PLC	490,000	13,295
AEGON NV	51,723,600	297,376
AFLAC, Inc.	322,800	22,264
Allied World Assurance Co. Holdings AG	150,000	5,337
April	2,496,100	34,298
Assurant, Inc. (a)	4,575,900	386,984
Axis Capital Holdings Ltd. (a)	6,593,600	351,241
CNO Financial Group, Inc.	1,100,000	20,207
Endurance Specialty Holdings Ltd.	2,338,800	149,636
FBD Holdings PLC	157,500	1,154
Genworth Financial, Inc. Class A (c)	15,008,600	51,479
Hartford Financial Services Group, Inc.	6,013,400	266,875
Hiscox Ltd.	1,100,000	14,473
James River Group Holdings Ltd.	480,000	14,861
Lincoln National Corp.	7,057,200	306,635
MetLife, Inc.	809,600	36,513
National Interstate Corp.	825,000	25,402
National Western Life Group, Inc.	133,870	29,010
NN Group NV	1,208,940	41,889
Primerica, Inc.	470,000	23,293
Progressive Corp.	543,400	17,715
RenaissanceRe Holdings Ltd. (a)	2,788,800	309,306
Torchmark Corp.	755,650	43,745
Universal Insurance Holdings, Inc.	18,046	318
Unum Group (a)	17,414,800	595,760
Validus Holdings Ltd.	1,694,700	78,109
		3,137,175
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	15,673,200	163,315
CareTrust (REIT), Inc.	500,000	6,360
NorthStar Realty Finance Corp.	439,100	5,616
Nsi NV	72,384	344
Piedmont Office Realty Trust, Inc. Class A	350,000	6,969
VEREIT, Inc.	4,193,400	37,237
WP Glimcher, Inc.	68,000	713
		220,554
Real Estate Management & Development - 0.5%
Anabuki Kosan, Inc.	466,500	1,126
CBRE Group, Inc. (c)	500,000	14,815
Century21 Real Estate Japan Ltd. (d)	105,600	1,176
Devine Ltd. (c)	1,911,525	872
Leopalace21 Corp. (b)(c)	4,862,700	29,179
LSL Property Services PLC	29,717	128
Marcus & Millichap, Inc. (c)	100,000	2,508
Relo Holdings Corp. (a)	1,035,000	132,340
Tejon Ranch Co. (c)	356,500	8,028
		190,172
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	86,900	1,079
Farmer Mac Class C (non-vtg.)	600,000	24,408
Genworth MI Canada, Inc.	4,343,100	112,428
Genworth Mortgage Insurance Ltd. (d)	7,841,811	14,250
Lake Sunapee Bank Group	190,300	2,710
Meridian Bancorp, Inc.	1,100,000	16,082
Nationstar Mortgage Holdings, Inc. (c)(d)	45,400	526
		171,483

TOTAL FINANCIALS		4,719,040

HEALTH CARE - 12.1%
Biotechnology - 1.2%
Amgen, Inc.	2,698,600	427,188
Baxalta, Inc.	994,000	41,698
		468,886
Health Care Equipment & Supplies - 1.3%
Apex Biotechnology Corp.	1,400,000	1,857
Arts Optical International Holdings Ltd. (a)	30,556,640	12,587
Atrion Corp.	9,114	3,621
Boston Scientific Corp. (c)	1,000,000	21,920
Exactech, Inc. (c)	196,400	4,466
Hoshiiryou Sanki Co. Ltd. (a)	323,800	9,833
Huvitz Co. Ltd.	50,000	790
Microlife Corp.	3,165,500	8,192
Nakanishi, Inc.	612,300	20,068
Pacific Hospital Supply Co. Ltd.	400,000	1,179
Prim SA (a)	1,560,100	15,506
ResMed, Inc.	210,000	11,718
Span-America Medical System, Inc. (a)	268,400	5,097
St. Jude Medical, Inc.	2,213,200	168,646
St.Shine Optical Co. Ltd.	2,224,000	41,584
Supermax Corp. Bhd	24,000,000	15,973
Techno Medica Co. Ltd.	41,800	876
Top Glove Corp. Bhd	1,800,000	2,285
Utah Medical Products, Inc. (a)	382,300	25,576
Zimmer Biomet Holdings, Inc.	1,122,544	129,957
		501,731
Health Care Providers & Services - 8.6%
A/S One Corp. (e)	56,800	2,048
Aceto Corp.	300,000	6,729
Aetna, Inc.	4,612,700	517,868
Almost Family, Inc. (a)(c)	812,100	34,116
Anthem, Inc.	2,024,000	284,918
DVx, Inc. (a)	757,800	7,996
Farmacol SA (c)	46,700	523
Grupo Casa Saba SA de CV (c)	11,660,300	0
Hanger, Inc. (a)(c)	2,723,400	18,764
HealthSouth Corp. warrants 1/17/17 (c)	274,643	991
Hi-Clearance, Inc.	1,489,000	4,494
LHC Group, Inc. (a)(c)	1,093,300	44,104
Lifco AB	646,100	16,735
Medica Sur SA de CV	369,100	861
MEDNAX, Inc. (c)	179,900	12,825
National Healthcare Corp.	6,011	387
Pelion SA	568,200	7,622
PharMerica Corp. (c)	350,000	8,274
The Ensign Group, Inc.	1,374,500	31,009
Triple-S Management Corp. (a)(c)	1,990,900	51,843
Tsukui Corp. (a)	1,998,300	24,304
U.S. Physical Therapy, Inc.	130,000	6,482
United Drug PLC (United Kingdom)	9,442,600	84,438
UnitedHealth Group, Inc.	17,000,000	2,238,556
Wellcare Health Plans, Inc. (c)	49,600	4,464
WIN-Partners Co. Ltd. (a)	1,371,900	18,646
		3,428,997
Health Care Technology - 0.0%
Addlife AB (b)(c)	418,000	5,283
Arrhythmia Research Technology, Inc. (c)	79,400	322
ND Software Co. Ltd. (a)	1,307,700	10,764
		16,369
Life Sciences Tools & Services - 0.0%
VWR Corp. (c)	700,000	18,648
Pharmaceuticals - 1.0%
Biofermin Pharmaceutical Co. Ltd. (e)	4,800	152
Bliss Gvs Pharma Ltd. (c)	4,000,000	7,238
Daewon Pharmaceutical Co. Ltd. (a)	1,730,361	30,509
Daewoong Co. Ltd.	70,000	3,599
Dawnrays Pharmaceutical Holdings Ltd.	1,744,000	1,432
DongKook Pharmaceutical Co. Ltd. (a)	623,700	35,005
FDC Ltd.	3,500,000	9,503
Fuji Pharma Co. Ltd. (b)	310,000	5,464
Genomma Lab Internacional SA de CV (c)	2,000,000	2,197
Indivior PLC	16,865,800	39,627
Korea United Pharm, Inc.	10,000	168
Kwang Dong Pharmaceutical Co. Ltd. (a)	3,100,000	27,735
Kyung Dong Pharmaceutical Co. Ltd.	48,531	746
Mylan N.V.	400,000	16,684
Pharmstandard OJSC (c)	18,344	280
Phibro Animal Health Corp. Class A	350,000	7,259
Recordati SpA	5,963,800	151,532
Torrent Pharmaceuticals Ltd.	150,000	3,230
Tsumura & Co.	1,093,300	28,134
Whanin Pharmaceutical Co. Ltd. (a)	1,750,000	24,745
		395,239

TOTAL HEALTH CARE		4,829,870

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. (c)	1,548,575	28,060
BWX Technologies, Inc.	151,700	5,065
Engility Holdings, Inc. (c)	1,070,100	21,049
KLX, Inc. (c)	307,527	10,370
		64,544
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(c)	208,700	5,359
Atlas Air Worldwide Holdings, Inc. (a)(c)	1,689,800	67,491
Hub Group, Inc. Class A (c)	133,892	5,158
Yusen Logistics Co. Ltd. (a)	3,190,500	37,537
		115,545
Building Products - 0.0%
Kondotec, Inc. (a)	1,616,200	13,059
Commercial Services & Supplies - 0.8%
1010 Printing Group Ltd.	20,871,640	3,333
AJIS Co. Ltd. (a)	484,600	14,376
Asia File Corp. Bhd	4,480,000	4,702
CECO Environmental Corp.	930,000	6,138
Civeo Corp. (a)(c)(d)	10,527,139	16,001
Essendant, Inc. (a)	2,082,644	64,125
Fursys, Inc. (a)	950,000	29,520
Matthews International Corp. Class A	179,000	9,423
Mears Group PLC	1,600,000	9,316
Mitie Group PLC (a)	19,850,700	78,690
Moleskine SpA	322,900	744
Multi-Color Corp.	48,900	2,926
Nac Co. Ltd. (a)	1,124,600	8,913
NICE Total Cash Management Co., Ltd. (a)	1,375,000	8,233
Prestige International, Inc.	746,500	8,607
RPS Group PLC	399,500	1,019
Team, Inc. (c)	149,271	4,289
VICOM Ltd.	3,058,900	13,875
VSE Corp. (a)	442,400	27,446
West Corp.	1,350,000	28,931
		340,607
Construction & Engineering - 1.1%
AECOM (a)(c)	7,896,695	256,564
Arcadis NV (d)	2,076,348	35,556
Astaldi SpA	2,589,900	12,699
Ausdrill Ltd.	2,274,859	813
Boustead Projects Pte Ltd. (c)	1,121,787	538
C-Cube Corp.	350,300	1,222
Daiichi Kensetsu Corp. (a)	1,876,400	19,790
Engineers India Ltd.	1,500,000	4,049
Geumhwa PSC Co. Ltd. (a)	332,850	11,302
Jacobs Engineering Group, Inc. (c)	274,457	12,235
Kyeryong Construction Industrial Co. Ltd. (a)(c)	700,000	7,821
Meisei Industrial Co. Ltd.	1,198,900	5,445
Metka SA	783,000	5,991
Mirait Holdings Corp.	1,673,500	14,669
Nippon Rietec Co. Ltd.	1,269,000	9,845
Severfield PLC	2,998,533	2,289
Shinnihon Corp.	1,709,200	7,881
ShoLodge, Inc. (a)(c)	450,327	0
Sterling Construction Co., Inc. (a)(c)	1,719,900	9,012
Tutor Perini Corp. (c)	347,800	5,502
United Integration Services Co. Ltd.	5,143,500	7,245
		430,468
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	1,662,000	5,023
Aros Quality Group AB	787,300	15,980
AZZ, Inc. (a)	1,349,300	74,104
Bharat Heavy Electricals Ltd. (c)	21,000,000	39,644
Chiyoda Integre Co. Ltd.	400,000	7,998
EnerSys	270,000	15,760
FW Thorpe PLC	4,746,100	16,539
Graphite India Ltd.	900,000	1,080
Hammond Power Solutions, Inc. Class A	397,700	2,168
I-Sheng Electric Wire & Cable Co. Ltd. (a)	12,500,000	14,685
Korea Electric Terminal Co. Ltd. (a)	700,000	54,623
Servotronics, Inc. (a)	147,600	1,269
TKH Group NV unit (d)	1,688,100	66,687
		315,560
Industrial Conglomerates - 1.6%
DCC PLC (United Kingdom) (a)	7,057,100	624,876
Reunert Ltd.	1,845,300	9,274
		634,150
Machinery - 1.7%
Aalberts Industries NV (a)	8,498,400	291,154
Allison Transmission Holdings, Inc.	451,530	13,009
ASL Marine Holdings Ltd. (a)	30,493,700	5,895
CKD Corp.	1,439,200	11,695
Flowserve Corp.	294,075	14,354
Foremost Income Fund (c)	2,141,103	8,908
Gencor Industries, Inc. (c)	189,100	2,729
Global Brass & Copper Holdings, Inc.	24,828	673
Hillenbrand, Inc.	470,000	14,246
Hurco Companies, Inc. (a)	521,900	16,899
Hwacheon Machine Tool Co. Ltd. (a)	219,900	10,557
Hyster-Yale Materials Handling:
Class A (a)	225,200	13,794
Class B (a)(c)	310,000	18,988
Ihara Science Corp. (a)	1,072,500	7,949
ITT Corp.	22,534	865
Jaya Holdings Ltd. (a)(c)	3,358,440	1,099
Joy Global, Inc.	4,857	103
Kennametal, Inc.	678,466	15,863
Kyowakogyosyo Co. Ltd.	339,000	1,665
Maruzen Co. Ltd. (a)	1,725,000	15,286
Mincon Group PLC	2,006,951	1,714
Mirle Automation Corp.	4,200,000	4,447
Nadex Co. Ltd. (a)	864,000	3,854
Nakano Refrigerators Co. Ltd.	27,700	663
Nitchitsu Co. Ltd.	416,000	666
Oshkosh Corp. (d)	2,300,000	112,355
Semperit AG Holding	485,800	17,439
SIMPAC, Inc.	583,000	2,575
Takamatsu Machinery Co. Ltd.	382,300	2,152
Techno Smart Corp. (a)	973,100	3,453
Terex Corp.	1,143,000	27,306
Tocalo Co. Ltd. (a)	854,600	15,373
TriMas Corp. (c)	1,571,586	28,446
Trinity Industrial Corp.	783,000	3,285
Trinity Industries, Inc.	18,600	363
		689,822
Marine - 0.0%
Tokyo Kisen Co. Ltd. (a)	900,000	5,139
Professional Services - 0.4%
Akka Technologies SA	1,320,390	42,575
Boardroom Ltd.	2,794,342	1,247
CBIZ, Inc. (c)	399,500	4,067
Clarius Group Ltd. (c)	3,365,288	537
CRA International, Inc. (c)	171,000	3,711
Exova Group Ltd. PLC	499,900	1,169
ICF International, Inc. (c)	349,766	13,770
McMillan Shakespeare Ltd.	299,150	2,793
Sporton International, Inc.	300,000	1,644
Stantec, Inc.	3,484,200	89,306
Synergie SA	138,400	4,177
TrueBlue, Inc. (c)	100,000	1,869
		166,865
Road & Rail - 0.6%
Alps Logistics Co. Ltd. (a)	3,100,900	16,267
Chilled & Frozen Logistics Holdings Co. Ltd. (a)(c)	1,351,796	10,110
CSX Corp.	1,115,480	30,419
Daqin Railway Co. Ltd. (A Shares)	26,000,000	26,265
Hamakyorex Co. Ltd. (a)	1,360,300	24,379
Heartland Express, Inc. (d)	358,600	6,494
Higashi Twenty One Co. Ltd.	271,600	716
Knight Transportation, Inc.	99,400	2,641
Roadrunner Transportation Systems, Inc. (c)	1,509,500	17,842
Sakai Moving Service Co. Ltd. (a)	1,414,000	34,274
Trancom Co. Ltd. (a)	928,600	55,070
Universal Truckload Services, Inc. (a)	1,663,700	23,724
		248,201
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	1,338,000	16,828
AerCap Holdings NV (c)	168,656	6,748
Goodfellow, Inc. (a)	784,800	6,999
Hanwa Co. Ltd.	584,000	2,610
HERIGE	66,253	1,630
Houston Wire & Cable Co. (a)	1,134,600	8,294
KS Energy Services Ltd. (c)	14,300,700	1,914
Meiwa Corp.	1,404,200	4,686
Mitani Shoji Co. Ltd.	778,700	22,438
MRC Global, Inc. (c)	809,930	11,323
Otec Corp.	135,000	1,138
Parker Corp. (a)	2,411,000	6,635
Richelieu Hardware Ltd. (d)	944,300	16,746
Senshu Electric Co. Ltd. (a)	971,500	14,429
Strongco Corp. (a)(c)	922,288	1,191
Tanaka Co. Ltd.	39,600	230
TECHNO ASSOCIE Co. Ltd.	276,900	2,268
Titan Machinery, Inc. (c)	1,042,504	13,553
Totech Corp. (a)	968,900	8,671
Veritiv Corp. (c)	305,024	12,512
Willis Lease Finance Corp. (c)	17,995	435
		161,278
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (a)	1,403,300	9,149
Meiko Transportation Co. Ltd.	900,000	7,847
Sinwa Ltd. (a)	22,144,900	3,787
		20,783

TOTAL INDUSTRIALS		3,206,021

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.2%
Bel Fuse, Inc. Class A (a)	195,300	3,056
Black Box Corp. (a)	1,616,300	23,630
Cisco Systems, Inc.	500,000	13,745
ClearOne, Inc.	188,900	2,050
CommScope Holding Co., Inc. (c)	233,300	7,095
Juniper Networks, Inc.	170,690	3,994
NETGEAR, Inc. (c)	37	2
Tessco Technologies, Inc. (a)	488,630	8,101
		61,673
Electronic Equipment & Components - 3.6%
A&D Co. Ltd.	919,400	3,280
AAC Technology Holdings, Inc.	369,500	2,565
Beijer Electronics AB	116,300	702
CDW Corp.	869,500	33,476
Corning, Inc.	1,851,200	34,562
DigiTech Systems Co., Ltd. (c)	725,000	0
Dynapack International Technology Corp.	3,200,000	4,809
Elec & Eltek International Co. Ltd.	1,618,900	1,457
Elematec Corp. (a)(b)	1,129,000	19,333
Excel Co. Ltd. (a)(d)	818,400	10,464
FLIR Systems, Inc.	499,300	15,084
Hi-P International Ltd.	18,957,900	5,991
Hon Hai Precision Industry Co. Ltd. (Foxconn)	165,887,400	395,936
Huan Hsin Holdings Ltd. (c)	3,189,100	36
IDIS Holdings Co. Ltd. (a)	800,000	11,626
Image Sensing Systems, Inc. (c)	79,900	189
Insight Enterprises, Inc. (c)	969,700	23,961
Intelligent Digital Integrated Security Co. Ltd. (a)	900,010	14,062
INTOPS Co. Ltd. (a)	859,900	15,687
Isra Vision AG (a)	394,000	27,949
Jabil Circuit, Inc.	201,400	3,496
Keysight Technologies, Inc. (c)	4,354,800	113,573
Kingboard Chemical Holdings Ltd. (a)	85,060,500	163,595
Kingboard Laminates Holdings Ltd.	8,096,000	4,139
Lumax International Corp. Ltd.	1,892,000	2,759
Mesa Laboratories, Inc. (a)	273,300	27,543
Multi-Fineline Electronix, Inc. (c)	299,600	6,891
Muramoto Electronic Thailand PCL (For. Reg.) (a)	1,383,800	9,273
Neonode, Inc. (c)(d)	2,065,576	4,090
Nippo Ltd. (a)	820,521	2,034
Orbotech Ltd. (c)	646,100	15,558
Pinnacle Technology Holdings Ltd. (c)	8,580,300	9,041
Redington India Ltd. (c)	4,700,000	7,684
ScanSource, Inc. (a)(c)	2,232,100	90,802
Shibaura Electronics Co. Ltd. (a)	699,700	9,647
Sigmatron International, Inc. (a)(c)	258,800	1,592
Simplo Technology Co. Ltd.	9,517,000	32,113
SYNNEX Corp. (a)	3,141,000	259,352
Taitron Components, Inc. Class A (sub. vtg.) (c)	29,900	25
Tomen Devices Corp. (a)	611,800	9,933
Tripod Technology Corp.	600,000	1,098
TTM Technologies, Inc. (c)	1,485,533	9,686
UKC Holdings Corp. (a)	1,412,200	25,074
Universal Security Instruments, Inc. (c)	75,449	301
VST Holdings Ltd. (a)	130,913,800	29,940
Wireless Telecom Group, Inc. (c)	452,100	633
		1,461,041
Internet Software & Services - 0.2%
Bankrate, Inc. (c)	1,085,840	9,925
eBay, Inc. (c)	898,700	21,955
Gabia, Inc. (a)	975,000	5,685
Liquidity Services, Inc. (c)	390,800	2,181
Melbourne IT Ltd.	2,749,250	4,076
NetGem SA	922,600	2,271
Rackspace Hosting, Inc. (c)	259,200	5,928
Rentabiliweb Group SA (c)	83,000	660
Softbank Technology Corp.	139,500	2,147
Stamps.com, Inc. (c)	276,900	22,805
		77,633
IT Services - 4.6%
ALTEN	716,900	44,328
Amdocs Ltd.	7,237,700	409,220
Argo Graphics, Inc.	415,000	6,741
Blackhawk Network Holdings, Inc. (c)	1,853,386	59,549
Calian Technologies Ltd. (a)	700,400	10,606
Cardtronics, Inc. (c)	784,500	30,925
CGI Group, Inc. Class A (sub. vtg.) (c)	100,000	4,568
Computer Sciences Corp.	4,042,900	133,941
Computer Services, Inc.	280,400	10,305
CSE Global Ltd. (a)	44,158,900	14,119
CSRA, Inc.	4,164,800	108,118
Data#3 Ltd.	3,044,467	2,361
Dimerco Data System Corp.	510,000	437
eClerx Services Ltd.	1,800,000	35,760
EOH Holdings Ltd. (a)	7,180,600	69,888
Estore Corp.	308,200	3,946
EVERTEC, Inc.	1,752,500	23,606
ExlService Holdings, Inc. (c)	193,606	9,369
First Data Corp. Class A (c)	443,900	5,056
Genpact Ltd. (c)	430,000	11,993
HIQ International AB	598,900	3,748
Indra Sistemas (a)(c)(d)	14,230,400	166,693
Know IT AB (a)(d)	1,553,400	11,171
Leidos Holdings, Inc.	695,700	34,514
Luxoft Holding, Inc. (c)	99,400	5,746
ManTech International Corp. Class A	348,400	11,776
Mastek Ltd. (a)(c)	1,275,000	2,788
MoneyGram International, Inc. (c)	198,500	1,221
NCI, Inc. Class A	695,700	10,060
Net 1 UEPS Technologies, Inc. (c)	597,300	7,120
Neustar, Inc. Class A (c)(d)	1,240,600	29,142
Nice Information & Telecom, Inc.	9,981	297
Perficient, Inc. (c)	215,700	4,504
Rolta India Ltd. (c)	2,699,942	3,154
Science Applications International Corp.	496,900	26,380
Societe Pour L'Informatique Industrielle SA (a)	1,799,000	20,558
Softcreate Co. Ltd. (b)	432,400	3,687
The Western Union Co.	19,779,800	395,596
TravelSky Technology Ltd. (H Shares)	1,899,000	3,529
Vantiv, Inc. (c)	350,000	19,089
Xerox Corp.	8,946,700	85,888
		1,841,497
Semiconductors & Semiconductor Equipment - 0.6%
Axell Corp. (a)	830,300	6,442
Lasertec Corp.	461,300	5,997
Leeno Industrial, Inc.	600,000	22,441
Melexis NV (a)	2,711,200	149,697
Micron Technology, Inc. (c)	655,000	7,041
Miraial Co. Ltd.	195,100	1,375
ON Semiconductor Corp. (c)	499,600	4,731
Phison Electronics Corp.	1,900,000	15,851
Powertech Technology, Inc.	9,000,000	18,221
Telechips, Inc. (a)	755,536	6,463
Trio-Tech International (a)(c)	258,300	827
Varitronix International Ltd.	7,842,000	6,259
Y.A.C. Co., Ltd.	415,800	3,986
		249,331
Software - 3.6%
Activision Blizzard, Inc.	289,532	9,980
AdaptIT Holdings Ltd.	2,853,900	2,330
ANSYS, Inc. (a)(c)	4,497,600	408,247
Aspen Technology, Inc. (c)	143,200	5,446
AVG Technologies NV (c)	505,900	10,017
Ebix, Inc. (a)(d)	2,945,678	141,746
ICT Automatisering NV (a)	760,100	7,681
IGE + XAO SA	35,951	2,972
InfoVine Co. Ltd. (a)	175,000	3,994
init innovation in traffic systems AG (d)	37,425	609
Jorudan Co. Ltd. (a)	472,300	3,089
KPIT Cummins Infosystems Ltd.	9,000,000	21,665
KSK Co., Ltd. (a)	576,800	4,930
Majesco Ltd. (c)	750,000	6,461
Microsoft Corp.	2,500,000	124,675
NIIT Technologies Ltd.	2,018,000	14,268
Nuance Communications, Inc. (c)	642,040	11,030
Nucleus Software Exports Ltd. (a)(c)	2,200,000	6,644
Oracle Corp.	12,702,220	506,310
Pegasystems, Inc.	155,900	4,114
Pro-Ship, Inc.	137,000	2,533
Qlik Technologies, Inc. (c)	338,300	10,416
RealPage, Inc. (c)	622,700	13,693
Reckon Ltd.	95,416	102
Rovi Corp. (c)	401,900	7,081
RS Software (India) Ltd. (c)	600,000	958
Software AG (Bearer)	1,090,000	41,649
Sword Group (a)	545,479	14,666
Symantec Corp.	275,260	4,582
Synopsys, Inc. (c)	310,000	14,731
Vitec Software Group AB	944,700	7,735
Zensar Technologies Ltd.	800,000	11,768
		1,426,122
Technology Hardware, Storage & Peripherals - 2.5%
Avid Technology, Inc. (c)	1,100,000	6,138
Compal Electronics, Inc.	72,000,000	42,349
EMC Corp.	583,830	15,244
Hewlett Packard Enterprise Co.	6,178,900	102,940
HP, Inc.	8,008,400	98,263
Lexmark International, Inc. Class A	2,173,300	83,889
Quantum Corp. (c)	5,849,400	2,692
Seagate Technology LLC (a)	27,550,000	599,764
Silicon Graphics International Corp. (c)	768,350	3,442
Super Micro Computer, Inc. (c)	1,691,700	45,524
TPV Technology Ltd.	75,558,000	12,242
		1,012,487

TOTAL INFORMATION TECHNOLOGY		6,129,784

MATERIALS - 2.5%
Chemicals - 1.6%
C. Uyemura & Co. Ltd.	416,600	17,643
Chase Corp. (a)	818,000	46,045
Core Molding Technologies, Inc. (a)(c)	493,282	5,786
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)(c)	7,569,000	17,257
Deepak Nitrite Ltd. (c)	5,000,000	5,273
EcoGreen International Group Ltd. (a)	45,348,400	9,873
FMC Corp.	3,041,900	131,593
Fujikura Kasei Co., Ltd. (a)	2,943,000	13,258
Fuso Chemical Co. Ltd.	1,215,800	18,670
Gujarat Narmada Valley Fertilizers Co. (a)(c)	13,541,878	20,295
Gujarat State Fertilizers & Chemicals Ltd. (a)(c)	31,500,000	35,258
Honshu Chemical Industry Co. Ltd.(a)	855,800	5,103
Huabao International Holdings Ltd. (c)	1,988,000	782
Innospec, Inc.	780,900	37,764
KPC Holdings Corp.	43,478	2,440
KPX Chemical Co. Ltd.	163,083	7,331
KPX Green Chemical Co. Ltd.	369,165	1,455
Miwon Chemicals Co. Ltd.	55,095	2,395
Miwon Commercial Co. Ltd. (c)	13,819	2,316
Muto Seiko Co. Ltd.	269,700	1,183
Nano Chem Tech, Inc.	26	0
Nuplex Industries Ltd.	927,611	3,413
PolyOne Corp.	510,000	18,350
SK Kaken Co. Ltd.	351,000	28,800
Soda Aromatic Co. Ltd.	270,800	1,783
Soken Chemical & Engineer Co. Ltd. (a)	724,000	5,986
T&K Toka Co. Ltd. (a)	1,476,000	12,012
Thai Carbon Black PCL (For. Reg.) (c)	12,454,800	7,775
Thai Rayon PCL:
unit	93,000	104
(For. Reg.)	2,952,100	3,297
UPL Ltd.	1,000,000	8,098
Yara International ASA	4,094,400	163,942
Yip's Chemical Holdings Ltd.	27,888,000	9,701
		644,981
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	726,900	4,606
Grasim Industries Ltd.	99,950	6,449
Mitani Sekisan Co. Ltd. (a)(b)	1,638,500	25,373
Titan Cement Co. SA (Reg.)	325,000	7,414
		43,842
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	2,188,600	901
Ball Corp.	225,478	16,095
Berry Plastics Group, Inc. (c)	246,900	8,893
Chuoh Pack Industry Co. Ltd. (a)	458,000	4,643
Kohsoku Corp. (a)	1,886,600	14,685
Samhwa Crown & Closure Co. Ltd.	50,000	1,898
Sealed Air Corp.	250,000	11,840
Silgan Holdings, Inc.	809,600	41,079
Sonoco Products Co.	346,133	16,230
The Pack Corp. (a)	1,694,200	39,864
		156,128
Metals & Mining - 0.3%
Alconix Corp. (a)	1,149,600	16,605
Blue Earth Refineries, Inc. (c)	255,909	0
Chubu Steel Plate Co. Ltd.	449,800	2,054
Compania de Minas Buenaventura SA sponsored ADR (c)(d)	2,449,300	24,860
Freeport-McMoRan, Inc.	463,075	6,483
Handy & Harman Ltd. (c)	137,150	3,762
Hill & Smith Holdings PLC	1,897,400	25,880
Orosur Mining, Inc. (c)	3,229,000	515
Orvana Minerals Corp. (c)	830,310	175
Pacific Metals Co. Ltd. (c)(d)	4,137,000	13,237
Tohoku Steel Co. Ltd. (a)	679,400	5,933
Tokyo Tekko Co. Ltd. (a)	4,137,000	14,039
Universal Stainless & Alloy Products, Inc. (c)	74,400	969
Webco Industries, Inc. (c)	8,289	340
		114,852
Paper & Forest Products - 0.1%
Cardinal Co. Ltd. (b)	91,400	412
Stella-Jones, Inc. (c)	600,000	22,939
		23,351

TOTAL MATERIALS		983,154

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	1,400,000	1,111
Asia Satellite Telecommunications Holdings Ltd.	374,000	528
		1,639
UTILITIES - 0.4%
Electric Utilities - 0.2%
Exelon Corp.	1,789,100	62,780
Gas Utilities - 0.1%
GAIL India Ltd.	3,500,000	18,987
Hokuriku Gas Co.	1,660,000	4,201
K&O Energy Group, Inc.	583,100	6,854
Keiyo Gas Co. Ltd.	560,000	2,346
KyungDong City Gas Co. Ltd.	153,670	10,677
South Jersey Industries, Inc.	273,375	7,630
Star Gas Partners LP	1,000,000	8,530
		59,225
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd (a)	32,700,045	14,649
Mega First Corp. Bhd warrants 4/8/20 (c)	4,315,390	447
		15,096
Multi-Utilities - 0.1%
CMS Energy Corp.	714,580	29,069
Water Utilities - 0.0%
Manila Water Co., Inc.	5,612,300	3,311

TOTAL UTILITIES		169,481

TOTAL COMMON STOCKS
(Cost $19,019,221)		34,729,949

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,154
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,814,000	20,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,907)		21,697
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 pay-in-kind (Cost $20,320)	13,347	4,345
	Shares	Value (000s)

Money Market Funds - 14.5%
Fidelity Cash Central Fund, 0.38% (f)	5,198,258,397	5,198,258
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	598,074,554	598,075
TOTAL MONEY MARKET FUNDS
(Cost $5,796,333)		5,796,333
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $24,851,781)		40,552,324
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(529,203)
NET ASSETS - 100%		$40,023,121

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Affiliated company

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,072
Fidelity Securities Lending Cash Central Fund	11,942
Total	$21,014

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$4,590	$--	$815	$94	$--
Aalberts Industries NV	274,598	--	8,102	4,241	291,154
Abbey PLC	31,427	--	768	286	32,668
Abercrombie & Fitch Co. Class A	140,399	--	48,897	4,143	144,342
Accell Group NV	48,781	--	1,848	1,488	45,349
AECOM	253,561	3,081	12,942	--	256,564
Aeropostale, Inc.	11,823	--	7,473	--	--
Air T, Inc.	5,035	--	365	--	5,359
AJIS Co. Ltd.	14,551	--	375	174	14,376
Akka Technologies SA	40,883	--	842	--	--
Alconix Corp.	18,299	--	368	396	16,605
Allegiance Bancshares, Inc.	--	13,998	281	--	--
Almost Family, Inc.	37,748	--	2,027	--	34,116
Alpha & Omega Semiconductor Ltd.	15,062	--	21,037	--	--
Alps Logistics Co. Ltd.	20,415	--	421	425	16,267
Ambassadors Group, Inc.	2,842	--	3,187	--	--
ANSYS, Inc.	433,504	--	9,523	--	408,247
April	34,520	--	814	--	--
Arctic Cat, Inc.	10,014	10,618	273	105	18,597
Ark Restaurants Corp.	4,734	190	102	146	4,036
Arts Optical International Holdings Ltd.	12,106	--	267	153	12,587
ASL Marine Holdings Ltd.	8,533	--	172	89	5,895
Assurant, Inc.	360,661	--	20,425	6,115	386,984
ASTI Corp.	2,228	--	249	26	1,815
Atlas Air Worldwide Holdings, Inc.	82,326	1,864	1,542	--	67,491
Atwood Oceanics, Inc.	117,000	15,445	2,072	2,088	61,034
Axell Corp.	11,995	--	209	65	6,442
Axis Capital Holdings Ltd.	404,549	--	24,028	6,724	351,241
AZZ, Inc.	71,487	--	1,774	613	74,104
Barratt Developments PLC	767,988	--	26,887	30,390	578,476
Bel Fuse, Inc. Class A	4,111	--	285	35	3,056
Belc Co. Ltd.	66,533	--	1,582	738	73,153
Belluna Co. Ltd.	57,188	--	1,178	912	46,849
Best Buy Co., Inc.	1,019,021	3,467	44,942	36,530	973,734
Black Box Corp.	25,970	--	530	539	23,630
BMTC Group, Inc.	60,706	--	3,354	773	54,052
Buffalo Co. Ltd.	731	--	16	24	--
Cal Dive International, Inc.	33	--	38	--	--
Calian Technologies Ltd.	10,340	--	217	377	10,606
Carbo Ceramics, Inc.	71,675	--	924	218	31,651
Chase Corp.	32,018	--	854	543	46,045
Chilled & Frozen Logistics Holdings Co. Ltd. (formerly Hutech Norin Co. Ltd.)	8,174	--	232	231	10,110
Chuoh Pack Industry Co. Ltd.	4,904	--	113	144	4,643
Cinderella Media Group Ltd.	5,949	--	133	--	4,435
Civeo Corp.	20,459	2,250	428	--	16,001
Clip Corp.	2,669	--	63	118	2,648
Codorus Valley Bancorp, Inc.	9,961	2,700	261	227	13,193
Contango Oil & Gas Co.	--	10,237	111	--	19,408
Core Molding Technologies, Inc.	6,491	1,951	129	--	5,786
Cosmos Pharmaceutical Corp.	187,035	--	5,814	314	242,022
Create SD Holdings Co. Ltd.	124,773	--	2,900	517	144,112
CSE Global Ltd.	17,630	--	358	895	14,119
Daewon Pharmaceutical Co. Ltd.	34,578	--	--	238	30,509
Daiichi Kensetsu Corp.	20,366	--	429	360	19,790
DCC PLC (United Kingdom)	593,760	--	37,745	3,700	624,876
Deepak Fertilisers and Petrochemicals Corp. Ltd.	16,720	--	--	568	17,257
DongKook Pharmaceutical Co. Ltd.	34,394	--	1,298	133	35,005
DVx, Inc.	8,933	--	166	139	7,996
Ebix, Inc.	97,038	--	5,960	685	141,746
EcoGreen International Group Ltd.	12,396	--	241	132	9,873
Educational Development Corp.	1,700	--	4,163	65	--
Elematec Corp.	25,776	890	567	633	19,333
Endurance Specialty Holdings Ltd.	166,380	--	3,553	2,552	--
EOH Holdings Ltd.	100,360	--	1,918	685	69,888
Essendant, Inc.	80,696	--	3,587	892	64,125
Excel Co. Ltd.	13,278	--	261	218	10,464
Farstad Shipping ASA	8,658	--	114	--	4,647
First Juken Co. Ltd.	17,668	--	383	452	17,873
Folli Follie SA	101,818	--	1,845	1,356	82,270
Food Empire Holdings Ltd.	8,282	--	180	--	8,779
Foremost Income Fund	8,325	855	--	726	--
Fossil Group, Inc.	148,789	68,253	2,471	--	167,058
Fresh Del Monte Produce, Inc.	219,996	--	10,433	2,070	230,204
Fuji Kosan Co. Ltd.	3,206	--	66	66	2,687
Fujikura Kasei Co., Ltd.	13,516	--	325	323	13,258
Fursys, Inc.	28,393	--	--	474	29,520
Fyffes PLC (Ireland)	41,727	--	1,046	832	47,691
Gabia, Inc.	6,135	--	1,565	27	5,685
GameStop Corp. Class A	346,709	50,587	6,613	8,851	297,496
Gencor Industries, Inc.	4,030	--	2,797	--	--
Genky Stores, Inc.	27,461	--	1,620	46	12,416
Genworth Financial, Inc. Class A	184,627	2,334	49,498	--	--
Geodesic Ltd.	0	--	0	--	--
Geospace Technologies Corp.	22,267	--	430	--	20,406
Geumhwa PSC Co. Ltd.	13,184	249	--	208	11,302
Gildan Activewear, Inc.	418,291	--	117,837	1,912	--
Global Brass & Copper Holdings, Inc.	19,375	--	22,167	45	--
GNC Holdings, Inc.	56,016	117,237	3,032	2,036	118,731
Goodfellow, Inc.	5,591	--	139	177	6,999
Grasim Industries Ltd. (formerly Aditya Birla Chemicals India Ltd.)	8,172	--	--	173	--
Guess?, Inc.	165,690	13,666	12,922	5,228	138,616
Gujarat Narmada Valley Fertilizers Co.	13,618	--	--	--	20,295
Gujarat State Fertilizers & Chemicals Ltd.	35,961	--	--	1,045	35,258
Gulfmark Offshore, Inc. Class A	23,790	--	15,190	--	--
Halows Co. Ltd.	25,090	164	2,949	224	29,624
Hamakyorex Co. Ltd.	26,715	--	584	293	24,379
Hampshire Group Ltd.	212	--	2	--	166
Handsome Co. Ltd.	83,048	--	9,847	425	82,260
Hanger, Inc.	57,876	2,258	818	--	18,764
Hanwha Galleria Timeworld Co. Ltd.	39,235	--	33,600	--	--
Helen of Troy Ltd.	228,641	--	11,947	--	247,332
Hiday Hidaka Corp.	40,481	--	1,004	456	46,045
Honshu Chemical Industry Co. Ltd.	10,002	--	179	175	5,103
Hoshiiryou Sanki Co. Ltd.	8,771	--	199	101	9,833
Houston Wire & Cable Co.	10,734	--	167	277	8,294
HTL International Holdings Ltd.	4,283	--	11,785	--	--
Hurco Companies, Inc.	16,320	326	334	130	16,899
Huvitz Co. Ltd.	12,997	--	11,219	7	--
Hwacheon Machine Tool Co. Ltd.	12,522	--	--	235	10,557
Hyster-Yale Materials Handling Class A	15,591	--	297	195	13,794
Hyster-Yale Materials Handling Class B	20,978	--	--	265	18,988
I-Sheng Electric Wire & Cable Co. Ltd.	13,148	--	--	--	14,685
IA Group Corp.	5,216	--	112	148	5,085
ICT Automatisering NV	5,896	--	149	--	7,681
IDIS Holdings Co. Ltd.	12,624	--	--	85	11,626
Ihara Science Corp.	8,834	21	182	197	7,949
Indra Sistemas	169,695	--	9,494	--	166,693
InfoVine Co. Ltd.	5,103	--	--	103	3,994
Intage Holdings, Inc.	31,087	--	914	465	22,798
Intelligent Digital Integrated Security Co. Ltd.	15,377	--	633	192	14,062
INTOPS Co. Ltd.	11,689	--	--	121	15,687
INZI Controls Co. Ltd.	6,514	--	--	161	7,886
Isewan Terminal Service Co. Ltd.	8,195	--	190	242	9,149
Isra Vision AG	23,885	--	578	154	27,949
Jaya Holdings Ltd.	1,855	--	22	--	1,099
Jeil Pharmaceutical Co.	18,836	--	20,321	7	--
JLM Couture, Inc.	472	--	24	--	479
Jorudan Co. Ltd.	4,190	--	69	47	3,089
Jumbo SA	80,910	--	2,651	--	142,581
Kingboard Chemical Holdings Ltd.	146,025	--	2,891	2,241	163,595
Know IT AB	10,231	--	248	532	11,171
Kohsoku Corp.	14,026	--	361	385	14,685
Kondotec, Inc.	10,267	--	248	278	13,059
Korea Electric Terminal Co. Ltd.	61,233	--	--	197	54,623
KSK Co., Ltd.	5,260	--	122	148	4,930
Kwang Dong Pharmaceutical Co. Ltd.	38,549	--	--	167	27,735
Kyeryong Construction Industrial Co. Ltd.	8,226	--	1,400	--	7,821
Kyoto Kimono Yuzen Co. Ltd.	11,861	--	3,880	340	7,959
Kyowakogyosyo Co. Ltd.	2,066	--	40	41	--
LCNB Corp.	11,315	63	256	335	11,878
LHC Group, Inc.	68,529	--	27,021	--	44,104
Majesco Ltd. (formerly Minefield Computers Ltd.)	7,428	--	7,596	--	--
Majestic Wine PLC	26,324	--	2,655	--	--
Maruzen Co. Ltd.	16,235	--	325	297	15,286
Mastek Ltd.	4,763	--	761	79	2,788
Mega First Corp. Bhd	13,926	4,101	--	158	14,649
Melbourne IT Ltd.	10,855	--	6,950	146	--
Melexis NV	148,117	--	3,225	5,029	149,697
Mesa Laboratories, Inc.	29,561	--	1,273	134	27,543
Metro, Inc. Class A (sub. vtg.)	797,492	--	42,364	6,777	930,363
Michang Oil Industrial Co. Ltd.	10,693	--	--	258	12,841
Miroku Corp.	2,045	--	41	48	2,028
Mitani Sekisan Co. Ltd.	23,565	367	529	228	25,373
Mitie Group PLC	103,021	362	3,396	1,599	78,690
Motonic Corp.	32,471	--	--	646	28,509
Mr. Bricolage SA	14,004	--	314	--	14,187
Muhak Co. Ltd.	126,833	--	--	479	78,431
Murakami Corp.	14,734	143	317	153	10,938
Muramoto Electronic Thailand PCL (For. Reg.)	9,302	--	221	636	9,273
Nac Co. Ltd.	9,298	--	201	335	8,913
Nadex Co. Ltd.	5,599	--	97	108	3,854
Nafco Co. Ltd.	35,808	--	724	626	34,680
Nakayamafuku Co. Ltd.	7,870	--	180	236	7,472
NCI, Inc. Class A	9,297	--	1,793	105	--
ND Software Co. Ltd.	16,181	--	286	180	10,764
Neonode, Inc.	7,987	--	2,442	--	--
NETGEAR, Inc.	64,766	--	77,197	--	--
Next PLC	1,892,126	--	59,201	38,795	1,084,698
Nextchip Co. Ltd.	5,920	--	5,169	--	--
NICE Total Cash Management Co., Ltd.	8,924	--	9,871	72	8,233
Nippo Ltd.	3,050	--	54	--	2,034
Nippon Rietec Co. Ltd.	9,073	--	219	102	--
Norwood Financial Corp.	5,907	--	127	177	5,405
Nucleus Software Exports Ltd.	9,754	--	--	165	6,644
Nutraceutical International Corp.	25,454	--	596	--	24,267
OFG Bancorp	19,975	--	698	510	21,176
Oil States International, Inc.	55,454	23,329	1,772	--	89,382
P&F Industries, Inc. Class A	2,998	--	75	188	3,215
Pal Co. Ltd.	37,955	--	1,439	645	--
Parker Corp.	8,347	--	172	113	6,635
Pelion SA	10,840	--	259	--	--
Pinnacle Technology Holdings Ltd.	8,437	--	168	--	--
Piolax, Inc.	47,481	--	1,082	493	47,261
Prim SA	17,873	--	363	76	15,506
Qol Co. Ltd.	31,465	--	550	342	25,459
Relo Holdings Corp.	130,540	--	20,379	1,214	132,340
RenaissanceRe Holdings Ltd.	306,331	--	7,258	2,567	309,306
Roadrunner Transportation Systems, Inc.	16,517	20,971	16,171	--	--
Rocky Mountain Chocolate Factory, Inc.	5,336	222	105	149	4,262
Ruby Tuesday, Inc.	27,415	--	21,863	--	--
S&T Holdings Co. Ltd.	16,528	--	--	147	17,889
Sakai Moving Service Co. Ltd.	34,043	--	882	445	34,274
Samsung Climate Control Co. Ltd.	4,502	--	--	34	4,495
Sanei Architecture Planning Co. Ltd.	15,750	--	343	281	14,820
Sarantis SA	17,343	--	420	354	21,700
ScanSource, Inc.	82,806	3,343	1,959	--	90,802
Seagate Technology LLC	1,397,845	19,392	22,681	49,727	599,764
Select Comfort Corp.	24,957	45,240	1,641	--	82,871
Select Harvests Ltd.	48,010	--	1,135	1,790	18,418
Senshu Electric Co. Ltd.	17,070	--	328	274	14,429
Servotronics, Inc.	907	--	25	22	1,269
Sewon Precision Industries Co. Ltd.	10,763	--	--	35	8,838
Shibaura Electronics Co. Ltd.	11,265	--	235	280	9,647
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,539	180	40	--	1,592
Sinwa Ltd.	3,883	--	79	651	3,787
SJM Co. Ltd.	7,201	--	--	183	8,392
SJM Holdings Co. Ltd.	5,807	--	--	181	6,911
Societe Pour L'Informatique Industrielle SA	14,968	--	402	140	20,558
Soken Chemical & Engineer Co. Ltd.	7,392	--	141	203	5,986
Span-America Medical System, Inc.	4,705	158	116	128	5,097
Sportscene Group, Inc. Class A	1,550	--	34	--	1,578
Steiner Leisure Ltd.	74,171	--	27,977	--	--
Step Co. Ltd.	10,335	--	246	256	11,494
Sterling Construction Co., Inc.	8,258	--	201	--	9,012
Strongco Corp.	1,733	--	34	--	1,191
Sun Hing Vision Group Holdings Ltd.	8,958	--	189	694	7,927
Sunjin Co. Ltd.	22,678	--	--	54	21,021
Swift Energy Co.	3,025	--	1,536	--	--
Sword Group	13,247	--	327	--	14,666
SYNNEX Corp.	244,095	--	8,001	1,904	259,352
T&K Toka Co. Ltd.	13,984	--	313	203	12,012
Techno Smart Corp.	3,673	--	71	76	3,453
Telechips, Inc.	6,347	--	2,266	60	6,463
Tessco Technologies, Inc.	14,363	58	1,950	214	8,101
The Buckle, Inc.	34,623	125,442	1,784	4,926	140,648
The Monogatari Corp.	17,928	--	11,353	72	--
The Pack Corp.	37,618	--	3,023	337	39,864
Tocalo Co. Ltd.	17,980	--	402	502	15,373
Tohoku Steel Co. Ltd.	7,715	--	152	85	5,933
Token Corp.	54,313	--	9,481	534	54,487
Tokyo Kisen Co. Ltd.	5,573	--	117	144	5,139
Tokyo Kohtetsu Co. Ltd.	4,235	--	7,442	49	--
Tokyo Tekko Co. Ltd.	20,674	--	416	392	14,039
Tomen Devices Corp.	11,055	--	235	245	9,933
Total Energy Services, Inc.	25,838	--	540	257	23,463
Totech Corp.	7,147	--	168	190	8,671
TOW Co. Ltd.	11,251	--	1,617	153	12,428
Trancom Co. Ltd.	54,381	--	1,160	539	55,070
Trio-Tech International	785	--	16	--	827
Triple-S Management Corp.	47,695	--	5,245	--	51,843
Tsukui Corp.	19,071	--	5,353	180	24,304
UKC Holdings Corp.	30,529	--	692	553	25,074
Uni-Select, Inc.	80,306	--	29,709	371	--
Unit Corp.	94,775	--	1,530	--	59,405
Universal Security Instruments, Inc.	1,063	--	479	--	--
Universal Truckload Services, Inc.	26,729	7,519	588	227	23,724
Unum Group	664,653	--	37,570	9,908	595,760
Utah Medical Products, Inc.	21,392	--	521	299	25,576
VSE Corp.	21,733	222	1,010	99	27,446
VST Holdings Ltd.	46,996	--	1,615	--	29,940
W&T Offshore, Inc.	22,025	--	15,382	--	--
Watts Co. Ltd.	10,812	--	219	163	10,554
Weight Watchers International, Inc.	17,956	--	1,987	--	56,787
Whanin Pharmaceutical Co. Ltd.	36,620	--	--	312	24,745
WIN-Partners Co. Ltd.	20,387	--	455	450	18,646
Workman Co. Ltd.	85,485	--	8,923	885	75,341
Yip's Chemical Holdings Ltd.	14,805	--	255	368	--
Youngone Holdings Co. Ltd.	67,061	--	--	317	49,928
Yusen Logistics Co. Ltd.	37,858	--	2,449	505	37,537
Yutaka Giken Co. Ltd.	28,522	--	665	524	26,369
Zumiez, Inc.	10,179	24,929	1,814	--	29,622
Total	$17,667,126	$598,682	$1,258,262	$293,099	$14,409,532

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$10,255,529	$8,879,399	$1,375,645	$485
Consumer Staples	3,183,147	2,333,049	841,716	8,382
Energy	1,253,438	1,104,584	148,854	--
Financials	4,719,040	4,222,309	495,679	1,052
Health Care	4,829,870	4,687,566	142,304	--
Industrials	3,206,021	2,741,327	464,694	--
Information Technology	6,129,784	5,782,841	346,907	36
Materials	1,003,697	727,294	276,403	--
Telecommunication Services	1,639	--	1,639	--
Utilities	169,481	156,080	13,401	--
Corporate Bonds	4,345	--	4,345	--
Money Market Funds	5,796,333	5,796,333	--	--
Total Investments in Securities:	$40,552,324	$36,430,782	$4,111,587	$9,955

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$3,610,865
Level 2 to Level 1	$172,406

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $25,010,326,000. Net unrealized appreciation aggregated $15,541,998,000, of which $17,756,096,000 related to appreciated investment securities and $2,214,098,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

April 30, 2016

O2T-QTLY-0616
1.951016.103

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 26.2%
Auto Components - 3.8%
Cooper Tire & Rubber Co.	300,000	$10,362,000
G-Tekt Corp. (a)	2,400,000	25,180,111
Gentex Corp.	600,000	9,624,000
Harada Industries Co. Ltd.	200,000	386,224
Hyundai Mobis	500,000	113,688,437
IJT Technology Holdings Co. Ltd.	1,100,000	2,685,673
INFAC Corp.	362,529	2,240,343
Kinugawa Rubber Industrial Co. Ltd.	650,000	4,525,887
Piolax, Inc.	308,000	16,181,016
Seoyon Co. Ltd.	314,275	3,387,781
Seoyon E-Hwa Co., Ltd.	685,725	9,157,564
TBK Co. Ltd. (a)	1,800,000	6,502,478
TPR Co. Ltd.	700,000	17,640,821
Yorozu Corp. (a)	1,675,000	33,516,629
		255,078,964
Automobiles - 0.3%
Audi AG	21,000	15,988,219
Harley-Davidson, Inc.	5,000	239,150
		16,227,369
Distributors - 0.5%
Chori Co. Ltd. (a)	1,434,500	20,655,963
Doshisha Co. Ltd.	375,000	7,040,879
Nakayamafuku Co. Ltd.	150,000	1,025,695
Yagi & Co. Ltd.	350,000	4,404,306
		33,126,843
Diversified Consumer Services - 0.7%
Asante, Inc.	5,000	68,067
Heian Ceremony Service Co. Ltd. (b)	300,000	1,793,814
MegaStudy Co. Ltd. (a)	362,315	12,602,398
MegaStudyEdu Co. Ltd. (a)	209,684	9,151,112
Step Co. Ltd.	217,000	2,133,113
Strayer Education, Inc. (c)	10,000	496,400
Tsukada Global Holdings, Inc.	1,050,000	7,180,163
Weight Watchers International, Inc. (b)(c)	1,150,000	14,892,500
		48,317,567
Hotels, Restaurants & Leisure - 0.5%
Fairwood Holdings Ltd.	500,000	1,770,549
Hiday Hidaka Corp.	203,400	4,809,530
Hiramatsu, Inc. (b)	25,000	160,417
Koshidaka Holdings Co. Ltd.	300,000	5,899,133
Kura Corp. Ltd.	150,000	6,446,455
Ohsho Food Service Corp.	350,000	11,160,006
The Restaurant Group PLC	450,000	1,808,831
		32,054,921
Household Durables - 1.5%
Ace Bed Co. Ltd.	40,029	5,202,451
FJ Next Co. Ltd. (b)	1,100,000	5,136,096
Fuji Corp. Ltd. (b)	50,000	315,521
Helen of Troy Ltd. (c)	697,600	69,432,128
Q.E.P. Co., Inc. (c)	34,998	577,467
SABAF SpA	400,000	4,694,705
Sanei Architecture Planning Co. Ltd.	660,000	7,442,504
Sanyo Housing Nagoya Co. Ltd.	700,000	6,287,668
		99,088,540
Internet & Catalog Retail - 0.0%
Trade Maine Group Ltd.	50,000	159,201
Webjet Ltd.	250,000	1,148,129
		1,307,330
Leisure Products - 0.2%
Accell Group NV	701,944	14,873,597
Polaris Industries, Inc.	10,000	978,800
		15,852,397
Media - 1.0%
Corus Entertainment, Inc. Class B (non-vtg.) (b)	400,000	3,988,204
Daiichikosho Co. Ltd.	5,000	209,609
Gendai Agency, Inc. (a)	850,000	3,790,616
Hyundai HCN	1,600,049	5,167,418
Ipsos SA	10,000	297,713
ITE Group PLC	200,000	453,687
Liberty Global PLC LiLAC Class A (c)	6,871	257,869
Omnicom Group, Inc.	100,000	8,297,000
Pico Far East Holdings Ltd.	8,000,000	2,168,949
Proto Corp.	125,000	1,639,495
SMG PLC	10,000	57,204
Starz Series A (c)	700,000	19,047,000
Television Broadcasts Ltd.	2,000,000	7,461,215
Tribune Media Co. Class A	25,000	963,750
Tribune Publishing Co.	6,250	70,813
Viacom, Inc.:
Class A	200,000	8,786,000
Class B (non-vtg.)	50,000	2,045,000
Weborama (c)	10,000	136,604
		64,838,146
Multiline Retail - 0.8%
Grazziotin SA	125,000	490,296
Gwangju Shinsegae Co. Ltd. (a)	97,372	22,267,627
Hanwha Galleria Timeworld Co. Ltd.	90,000	5,216,139
Lifestyle International Holdings Ltd.	12,500,000	20,706,548
Macy's, Inc.	5,000	197,950
Treasure Factory Co. Ltd. (b)	375,000	3,738,705
Watts Co. Ltd.	448,800	3,774,010
		56,391,275
Specialty Retail - 14.1%
Arc Land Sakamoto Co. Ltd.	500,000	5,191,573
Asahi Co. Ltd.	40,000	593,291
AT-Group Co. Ltd. (b)	500,000	10,367,733
Bed Bath & Beyond, Inc.	2,400,000	113,328,000
Best Buy Co., Inc.	5,800,000	186,064,000
DCM Japan Holdings Co. Ltd.	5,000	37,800
E-Life Mall Corp. Ltd.	100,000	179,859
Folli Follie SA	400,000	8,237,537
Formosa Optical Technology Co. Ltd.	400,000	953,472
Fuji Corp. (a)	595,990	9,383,487
GameStop Corp. Class A	516,000	16,924,800
Goldlion Holdings Ltd.	4,187,000	1,660,896
Guess?, Inc. (b)	3,500,000	64,225,000
Handsman Co. Ltd.	375,000	14,360,719
Hibbett Sports, Inc. (c)	191,300	6,905,930
Hour Glass Ltd.	11,400,000	6,357,586
IA Group Corp.	112,000	724,642
JB Hi-Fi Ltd. (b)	750,000	12,528,667
John David Group PLC	7,000,000	127,748,345
Jumbo SA (c)	1,750,000	22,921,752
K's Denki Corp.	1,200,000	40,330,476
Ku Holdings Co. Ltd. (b)	600,000	3,940,728
Leon's Furniture Ltd.	100,000	1,201,084
Mandarake, Inc. (b)	180,000	1,088,535
Michael Hill International Ltd.	150,000	115,211
Mr. Bricolage SA	311,600	4,731,136
Nafco Co. Ltd.	640,400	10,553,636
Nitori Holdings Co. Ltd.	1,800,000	167,433,879
Nojima Co. Ltd.	50,000	554,802
Oriental Watch Holdings Ltd.	6,000,000	725,593
OSIM International Ltd.	50,000	51,679
Padini Holdings Bhd	2,200,000	1,233,329
RONA, Inc.	1,000,000	19,032,438
Sacs Bar Holdings, Inc. (b)	60,000	761,556
Samse SA	35,000	4,731,060
Shimamura Co. Ltd.	5,000	674,968
Silvano Fashion Group A/S	9,800	17,998
Sports Direct International PLC (c)	25,000	140,709
Staples, Inc.	5,650,000	57,630,000
Super Retail Group Ltd. (b)	200,000	1,286,512
The Buckle, Inc.	275,000	7,958,500
Tokatsu Holdings Co. Ltd.	150,000	422,978
Truworths International Ltd.	334,900	2,501,060
United Arrows Ltd.	5,000	200,911
Urban Outfitters, Inc. (c)	300,000	9,096,000
		945,109,867
Textiles, Apparel & Luxury Goods - 2.8%
Belle International Holdings Ltd.	300,000	182,957
Best Pacific International Holdings Ltd.	2,500,000	1,483,564
Coach, Inc.	1,400,000	56,378,000
Deckers Outdoor Corp. (c)	275,000	15,897,750
Embry Holdings Ltd.	1,033,000	516,659
Fossil Group, Inc. (b)(c)	800,000	32,400,000
Geox SpA (b)	6,000,000	19,333,024
Gerry Weber International AG (Bearer) (b)	450,000	6,492,433
Hugo Boss AG	25,000	1,594,196
Magni-Tech Industries Bhd	1,250,000	1,353,513
Michael Kors Holdings Ltd. (c)	500,000	25,830,000
Movado Group, Inc.	25,000	705,250
Portico International Holdings (c)	12,000,000	4,132,851
Sitoy Group Holdings Ltd.	4,056,000	1,472,679
Swatch Group AG (Bearer)	1,000	341,181
Texwinca Holdings Ltd.	1,800,000	1,750,429
Van de Velde (b)	94,969	6,659,498
Youngone Holdings Co. Ltd.	75,000	4,209,309
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	9,106,058
		189,839,351

TOTAL CONSUMER DISCRETIONARY		1,757,232,570

CONSUMER STAPLES - 5.4%
Beverages - 0.5%
C&C Group PLC	405,159	1,819,987
Jinro Distillers Co. Ltd.	358,342	10,540,621
Kweichow Moutai Co. Ltd.	110,034	4,269,436
Lucas Bols BV (b)	60,000	1,201,959
Muhak Co. Ltd.	343,296	9,618,611
Olvi PLC (A Shares)	44,764	1,243,495
Willamette Valley Vineyards, Inc. (c)	5,000	35,400
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	1,699,863	5,386,512
		34,116,021
Food & Staples Retailing - 2.3%
Ain Holdings, Inc.	473,700	23,011,399
Amsterdam Commodities NV	560,000	15,129,775
Create SD Holdings Co. Ltd.	930,000	22,300,595
Dong Suh Companies, Inc.	769,952	21,673,644
Genky Stores, Inc. (b)	213,400	6,653,686
Halows Co. Ltd.	63,700	1,338,218
Majestic Wine PLC (b)(c)	490,277	3,130,529
MARR SpA	800,000	16,278,031
Retail Partners Co. Ltd. (b)	443,700	4,427,166
Sapporo Drug Store Co. Ltd. (a)(b)	400,000	7,731,286
Tesco PLC (c)	11,500,000	28,911,459
United Natural Foods, Inc. (c)	75,000	2,675,250
Woolworths Ltd.	50,981	857,059
		154,118,097
Food Products - 1.5%
Ajinomoto Malaysia Bhd	1,700,000	5,178,549
Astral Foods Ltd.	300,000	2,727,455
Cranswick PLC	641,901	21,028,024
Fresh Del Monte Produce, Inc.	1,184,200	51,228,492
Kaveri Seed Co. Ltd.	550,000	3,274,307
Kawan Food Bhd	150,000	122,488
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	6,973,380
London Biscuits Bhd (c)	4,000,000	803,789
London Biscuits Bhd warrants 1/26/20 (c)	400,000	17,919
Pickles Corp.	75,000	880,930
President Bakery PCL	16,500	25,515
President Rice Products PCL	100,000	154,639
Prima Meat Packers Ltd.	150,000	413,072
Select Harvests Ltd. (b)	1,430,000	5,469,122
Synear Food Holdings Ltd. (c)	1,000,000	7
TER Beke SA	5,000	626,915
Thai Wah PCL	426,000	97,595
Toyo Sugar Refining Co. Ltd.	1,200,000	1,167,172
Want Want China Holdings Ltd.	1,000,000	766,998
		100,956,368
Personal Products - 0.9%
Asaleo Care Ltd.	50,000	74,894
Cyanotech Corp. (c)	10,000	50,000
Herbalife Ltd. (c)	5,000	289,750
Natura Cosmeticos SA	20,000	148,288
Nu Skin Enterprises, Inc. Class A	5,000	203,850
Sarantis SA	1,200,000	11,977,911
USANA Health Sciences, Inc. (b)(c)	400,000	47,376,000
		60,120,693
Tobacco - 0.2%
Universal Corp.	200,000	10,910,000

TOTAL CONSUMER STAPLES		360,221,179

ENERGY - 2.3%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,594,007
Atwood Oceanics, Inc.	750,000	7,245,000
Boustead Singapore Ltd.	6,070,060	3,520,576
FMC Technologies, Inc. (c)	10,000	304,900
Fugro NV (Certificaten Van Aandelen) (c)	140,000	2,848,655
Geospace Technologies Corp. (b)(c)	588,000	9,619,680
Gulfmark Offshore, Inc. Class A (a)(b)(c)	2,514,000	17,044,920
National Oilwell Varco, Inc.	125,000	4,505,000
Oceaneering International, Inc.	280,000	10,262,000
Shinko Plantech Co. Ltd.	1,700,000	12,933,789
		69,878,527
Oil, Gas & Consumable Fuels - 1.3%
Alvopetro Energy Ltd. (c)	2,800,000	647,167
Bonavista Energy Corp. (b)	50,000	125,927
Contango Oil & Gas Co. (c)	150,000	1,887,000
Fuji Kosan Co. Ltd.	105,000	407,866
Motor Oil (HELLAS) Corinth Refineries SA	300,000	3,425,527
Murphy Oil Corp.	1,200,000	42,888,000
Petronet LNG Ltd.	200,000	793,521
San-Ai Oil Co. Ltd.	200,000	1,401,681
Stone Energy Corp. (b)(c)	1,300,000	1,274,130
Tsakos Energy Navigation Ltd.	450,000	2,862,000
W&T Offshore, Inc. (a)(b)(c)	5,800,000	13,978,000
World Fuel Services Corp.	350,000	16,355,500
		86,046,319

TOTAL ENERGY		155,924,846

FINANCIALS - 9.2%
Banks - 0.0%
Cambridge Bancorp	1,000	46,850
Central Valley Community Bancorp	25,000	304,500
Citizens Financial Services, Inc.	12,000	575,400
Erste Group Bank AG	5,000	143,818
F Van Lanschot Bankiers NV (Certificaten Van Aandelen) unit	5,000	105,917
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (c)(d)	325,000	964,852
Merchants Bancshares, Inc.	10,000	304,400
		2,445,737
Capital Markets - 1.1%
ABG Sundal Collier ASA	1,000,000	697,976
BinckBank NV	25,000	147,168
Edify SA(c)	10,068	555,725
Franklin Resources, Inc.	150,000	5,601,000
GAMCO Investors, Inc. Class A	1,000	39,570
Goldman Sachs Group, Inc.	350,000	57,438,500
MLP AG	2,340,000	9,120,735
		73,600,674
Consumer Finance - 0.3%
Discover Financial Services	225,000	12,660,750
EZCORP, Inc. (non-vtg.) Class A (c)	200,000	990,000
Synchrony Financial (c)	100,000	3,057,000
		16,707,750
Diversified Financial Services - 1.0%
Century Tokyo Leasing Corp.	650,000	22,101,957
Fuyo General Lease Co. Ltd.	375,000	15,747,352
Ricoh Leasing Co. Ltd.	1,070,000	30,914,011
		68,763,320
Insurance - 6.4%
AFLAC, Inc.	2,300,000	158,631,000
April	1,129,000	15,513,137
Assurant, Inc.	275,000	23,256,750
Delta Lloyd NV	100,000	510,005
Dongbu Insurance Co. Ltd.	800,000	48,949,309
Genworth Financial, Inc. Class A (c)	12,454,000	42,717,220
MetLife, Inc.	1,900,000	85,690,000
NN Group NV	1,500,000	51,973,819
		427,241,240
Real Estate Management & Development - 0.2%
Lai Sun Garment (International) Ltd.	1,010,956	126,351
Leopalace21 Corp. (c)	500,000	3,000,264
Nisshin Fudosan Co. Ltd. (a)	2,600,000	8,449,239
Tai Cheung Holdings Ltd.	100,000	76,500
		11,652,354
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	150,000	1,862,587
Genworth MI Canada, Inc.	125,000	3,235,833
Genworth Mortgage Insurance Ltd. (b)	3,800,000	6,905,499
Hingham Institution for Savings	10,100	1,292,699
		13,296,618

TOTAL FINANCIALS		613,707,693

HEALTH CARE - 24.6%
Biotechnology - 4.6%
AbbVie, Inc.	1,350,000	82,350,000
Amgen, Inc.	5,000	791,500
Biocon Ltd.	50,000	440,644
Biogen, Inc. (c)	15,000	4,124,850
Gilead Sciences, Inc.	775,000	68,362,750
United Therapeutics Corp. (c)	1,425,000	149,910,000
		305,979,744
Health Care Equipment & Supplies - 0.8%
Ansell Ltd. (c)	215,000	3,258,062
Fukuda Denshi Co. Ltd. (e)	243,500	13,295,049
Medikit Co. Ltd.	10,000	348,631
Microlife Corp.	200,000	517,599
Nakanishi, Inc.	250,000	8,193,589
Paramount Bed Holdings Co. Ltd.	125,000	4,649,855
St.Shine Optical Co. Ltd.	816,000	15,257,530
TaiDoc Technology Corp.	100,000	393,152
Varian Medical Systems, Inc. (c)	60,000	4,870,800
		50,784,267
Health Care Providers & Services - 17.5%
Aetna, Inc.	1,250,000	140,337,500
Almost Family, Inc. (c)	286,000	12,014,860
Amedisys, Inc. (a)(c)	2,400,000	123,576,000
Anthem, Inc.	2,750,000	387,117,499
Chemed Corp.	450,000	58,401,000
EBOS Group Ltd.	484,577	5,400,160
Farmacol SA (c)	25,000	280,001
Humana, Inc.	625,000	110,668,750
LHC Group, Inc. (c)	200,000	8,068,000
Lifco AB	100,018	2,590,608
Life Healthcare Group Ltd.	323,000	334,007
National Healthcare Corp.	27,300	1,759,485
Pelion SA	315,800	4,236,094
Quest Diagnostics, Inc.	335,000	25,181,950
Uchiyama Holdings Co. Ltd.	775,000	4,131,611
UnitedHealth Group, Inc.	2,200,000	289,696,000
		1,173,793,525
Health Care Technology - 0.1%
Cegedim SA (c)	25,000	686,457
Pharmagest Interactive	275,000	7,428,226
		8,114,683
Pharmaceuticals - 1.6%
Apex Healthcare Bhd	629,600	618,882
AstraZeneca PLC sponsored ADR (b)	1,000,000	28,960,000
Biofermin Pharmaceutical Co. Ltd.	100,000	3,164,248
Bliss Gvs Pharma Ltd. (c)	100,000	180,955
Dawnrays Pharmaceutical Holdings Ltd.	100,000	82,106
Genomma Lab Internacional SA de CV (c)	4,600,000	5,053,285
Indivior PLC	2,600,000	6,108,776
Korea United Pharm, Inc.	5,000	84,230
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	21,472,058
Nippon Chemiphar Co. Ltd.	100,000	439,179
PT Tempo Scan Pacific Tbk	500,000	75,827
Recordati SpA	300,000	7,622,598
Sanofi SA	5,000	412,133
Stallergenes Greer PLC (c)	104,976	3,199,798
Taro Pharmaceutical Industries Ltd. (c)	30,000	4,192,200
Towa Pharmaceutical Co. Ltd.	50,000	2,297,758
Tsumura & Co.	900,000	23,159,550
Vetoquinol SA	5,000	207,254
		107,330,837

TOTAL HEALTH CARE		1,646,003,056

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	10,000	167,663
Air Freight & Logistics - 0.2%
AIT Corp. (b)	900,000	7,440,438
Atlas Air Worldwide Holdings, Inc. (c)	100,000	3,994,000
CTI Logistics Ltd.	413,114	251,289
Onelogix Group Ltd.	4,000,000	952,565
SBS Co. Ltd. (b)	150,000	923,027
		13,561,319
Airlines - 0.0%
Copa Holdings SA Class A	5,000	318,750
Building Products - 0.1%
InnoTec TSS AG	50,000	804,455
Nihon Dengi Co. Ltd.	150,000	1,789,849
Noda Corp.	100,000	373,239
Sekisui Jushi Corp.	100,000	1,388,094
Sunspring Metal Corp.	100,000	125,685
		4,481,322
Commercial Services & Supplies - 0.6%
Asia File Corp. Bhd	3,525,600	3,700,233
Civeo Corp. (c)	1,000,000	1,520,000
Credit Corp. Group Ltd.	52,450	403,589
Fursys, Inc.	200,000	6,214,677
Matsuda Sangyo Co. Ltd.	150,000	1,619,969
Mitie Group PLC	2,400,000	9,513,840
Moleskine SpA	500,000	1,151,920
Nippon Kanzai Co. Ltd.	20,000	306,005
Prestige International, Inc.	905,700	10,442,760
VSE Corp.	135,000	8,375,400
		43,248,393
Construction & Engineering - 0.3%
AECOM (c)	150,000	4,873,500
Arcadis NV	25,000	428,106
Ausdrill Ltd.	8,400,000	3,001,862
Boustead Projects Pte Ltd. (c)	1,215,269	582,852
Daiichi Kensetsu Corp.	275,000	2,900,382
Hokuriku Electrical Construction Co. Ltd.	25,000	182,915
Jacobs Engineering Group, Inc. (c)	50,000	2,229,000
Joban Kaihatsu Co. Ltd.	25,000	99,657
Meisei Industrial Co. Ltd.	100,000	454,184
Metka SA	250,000	1,912,913
Nippon Rietec Co. Ltd.	675,000	5,236,653
		21,902,024
Electrical Equipment - 0.4%
Aros Quality Group AB (b)	853,205	17,318,135
Canare Electric Co. Ltd.	50,000	889,064
Hammond Power Solutions, Inc. Class A	450,000	2,453,176
Somfy SA	10,000	3,652,710
		24,313,085
Industrial Conglomerates - 0.0%
Carr's Group PLC	208,722	449,837
Reunert Ltd.	300,000	1,507,666
		1,957,503
Machinery - 1.3%
Cummins, Inc.	5,000	585,150
Daihatsu Diesel Manufacturing Co. Ltd. (a)	3,184,000	17,259,942
Daiwa Industries Ltd.	1,050,000	9,000,528
Fujimak Corp.	175,000	1,159,088
Global Brass & Copper Holdings, Inc.	400,298	10,848,076
Haitian International Holdings Ltd.	2,300,000	3,924,174
Hitachi Zosen Fukui Corp.	10,000	109,580
Hy-Lok Corp.	75,000	1,862,439
Ihara Science Corp.	200,000	1,482,238
Jaya Holdings Ltd. (c)	1,157,500	378,704
Koike Sanso Kogyo Co. Ltd.	100,000	227,659
Kokusai Co. Ltd. (b)	10,000	115,498
Luxfer Holdings PLC sponsored ADR	5,000	64,250
Mitsuboshi Belting Ltd.	25,000	197,731
Nakano Refrigerators Co. Ltd.	10,000	239,248
Samyoung M-Tek Co. Ltd. (a)	1,050,000	3,175,639
Sansei Co. Ltd. (a)	550,000	1,027,047
Semperit AG Holding	300,000	10,769,195
SIMPAC, Inc. (a)	2,325,000	10,268,619
Teikoku Sen-I Co. Ltd.	800,000	11,239,213
The Weir Group PLC	10,000	175,338
Tocalo Co. Ltd.	100,000	1,798,842
		85,908,198
Professional Services - 2.6%
Akka Technologies SA	1,156,546	37,292,372
CBIZ, Inc. (a)(c)	2,800,000	28,504,000
Dun & Bradstreet Corp.	950,000	104,889,500
Harvey Nash Group PLC	300,000	315,608
McMillan Shakespeare Ltd.	450,000	4,201,694
Robert Half International, Inc.	5,000	191,550
SEEK Ltd.	10,000	124,469
		175,519,193
Road & Rail - 0.4%
Autohellas SA (c)	596,174	7,465,209
Daqin Railway Co. Ltd. (A Shares)	13,999,987	14,142,602
Hamakyorex Co. Ltd.	92,000	1,648,830
Higashi Twenty One Co. Ltd. (e)	148,100	390,551
Tohbu Network Co. Ltd.	125,000	1,271,257
Utoc Corp.	1,350,000	3,886,297
		28,804,746
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (c)	300,000	12,003,000
Bergman & Beving AB (B Shares)	525,000	10,558,250
Canox Corp.	251,800	1,638,140
Green Cross Co. Ltd.	75,000	886,749
HERIGE	60,000	1,475,740
Kamei Corp.	565,800	5,097,617
Meiwa Corp.	700,000	2,336,160
Mitani Shoji Co. Ltd.	500,000	14,407,595
Shinsho Corp.	450,000	811,379
Yuasa Trading Co. Ltd.	100,000	2,247,279
		51,461,909

TOTAL INDUSTRIALS		451,644,105

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,000,000	54,980,000
HF Co.	225,000	3,539,922
NETGEAR, Inc. (c)	1,250,000	53,000,000
		111,519,922
Electronic Equipment & Components - 1.4%
AAC Technology Holdings, Inc.	400,000	2,776,389
Daido Signal Co. Ltd.	125,000	382,418
Elematec Corp.	400,000	6,849,498
Insight Enterprises, Inc. (c)	1,000,000	24,710,000
Intelligent Digital Integrated Security Co. Ltd.	129,285	2,019,946
Lacroix SA (a)	376,493	7,781,415
Lumax International Corp. Ltd.	150,000	218,710
Macnica Fuji Electronics Holdings, Inc. (c)	2,520,000	27,905,612
Makus, Inc.	200,000	738,429
Multi-Fineline Electronix, Inc. (c)	100,000	2,300,000
Redington India Ltd. (c)	600,000	980,949
Riken Kieki Co. Ltd.	500,000	4,736,608
Shibaura Electronics Co. Ltd.	233,200	3,215,078
Simplo Technology Co. Ltd.	2,000,000	6,748,599
VST Holdings Ltd.	20,456,900	4,678,431
		96,042,082
Internet Software & Services - 0.2%
AuFeminin.com SA (c)	125,018	3,784,935
E-Credible Co. Ltd.	25,000	228,032
F@N Communications, Inc. (b)	200,000	1,403,315
GMO Pepabo, Inc. (b)(c)	45,000	2,092,261
Zappallas, Inc. (a)	1,100,000	4,022,654
		11,531,197
IT Services - 7.8%
Amdocs Ltd.	1,500,000	84,810,000
Calian Technologies Ltd.	309,000	4,679,206
Cognizant Technology Solutions Corp. Class A (c)	10,000	583,700
Computer Services, Inc.	5,000	183,750
Data#3 Ltd.	500,001	387,779
Dimerco Data System Corp.	425,000	364,440
DOCdata NV	65,000	63,264
eClerx Services Ltd.	133,333	2,648,876
Econocom Group SA	75,000	808,119
Estore Corp.	496,000	6,350,918
ManTech International Corp. Class A	450,000	15,210,000
Neurones	10,000	208,170
Nice Information & Telecom, Inc.	125,000	3,715,059
Persistent Systems Ltd.	100,000	1,117,869
Shinsegae Information & Communication Co. Ltd.	28,000	2,199,577
Societe Pour L'Informatique Industrielle SA	180,500	2,062,682
Softcreate Co. Ltd.	5,000	42,637
Sopra Steria Group	550,000	63,922,416
Syntel, Inc. (c)	200,000	8,506,000
Tessi SA	199,798	33,172,911
The Western Union Co.	14,158,300	283,166,000
TravelSky Technology Ltd. (H Shares)	350,000	650,415
Wipro Ltd.	1,000,000	8,333,592
		523,187,380
Semiconductors & Semiconductor Equipment - 1.0%
Alpha & Omega Semiconductor Ltd. (c)	850,000	11,041,500
e-LITECOM Co. Ltd.	50,000	593,537
MagnaChip Semiconductor Corp. (b)(c)	208,100	1,073,796
Miraial Co. Ltd. (a)	631,900	4,452,218
Qualcomm, Inc.	1,050,000	53,046,000
		70,207,051
Software - 0.8%
CEGID SA	40,000	2,830,564
Ebix, Inc. (b)	344,500	16,577,340
InfoVine Co. Ltd.	63,600	1,451,668
Justplanning, Inc.	50,000	306,428
KPIT Cummins Infosystems Ltd.	1,600,000	3,851,533
KSK Co., Ltd.	121,900	1,041,809
Oracle Corp.	625,000	24,912,500
Uchida Esco Co. Ltd. (a)	295,900	2,070,930
Vitec Software Group AB	100,000	818,759
		53,861,531
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	5,000	468,700
Hewlett Packard Enterprise Co.	6,800,000	113,288,000
HP, Inc.	7,100,000	87,117,000
Lexmark International, Inc. Class A	400,000	15,440,000
Seagate Technology LLC	1,750,000	38,097,500
TPV Technology Ltd.	25,000,000	4,050,479
		258,461,679

TOTAL INFORMATION TECHNOLOGY		1,124,810,842

MATERIALS - 1.6%
Chemicals - 1.0%
C. Uyemura & Co. Ltd.	100,000	4,235,011
Chugoku Marine Paints Ltd.	350,000	2,479,481
Daishin-Chemical Co. Ltd. (a)(e)	236,000	2,557,985
Fuso Chemical Co. Ltd. (b)	544,900	8,367,782
Hannong Chemicals, Inc. (a)	1,288,000	4,648,683
KPX Green Chemical Co. Ltd.	50,000	197,045
Kuriyama Holdings Corp.	25,000	227,693
NOF Corp.	100,000	787,136
Potash Corp. of Saskatchewan, Inc.	5,000	88,467
Robertet SA	1,000	294,140
Scientex Bhd	2,000,000	6,399,590
Soda Aromatic Co. Ltd.	100,000	658,540
T&K Toka Co. Ltd.	150,000	1,220,750
Tae Kyung Industrial Co. Ltd.	900,000	4,069,217
Toho Acetylene Co. Ltd. (e)	66,400	444,137
Yara International ASA	850,000	34,034,414
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	100,000	222,580
		70,932,651
Construction Materials - 0.1%
Buzzi Unicem SpA	100,000	1,893,913
Mitani Sekisan Co. Ltd.	335,000	5,187,565
		7,081,478
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	121,655
Metals & Mining - 0.5%
Alconix Corp.	6,000	86,662
Compania de Minas Buenaventura SA sponsored ADR (c)	350,000	3,552,500
Compass Minerals International, Inc.	10,000	749,600
Handy & Harman Ltd. (c)	100,000	2,743,000
Nippon Steel & Sumitomo Metal Corp.	52,500	1,092,408
Orvana Minerals Corp. (c)	50,000	10,560
Pacific Metals Co. Ltd. (b)(c)	7,000,000	22,397,128
Teck Resources Ltd. Class B (sub. vtg.)	10,000	122,420
		30,754,278

TOTAL MATERIALS		108,890,062

UTILITIES - 0.7%
Electric Utilities - 0.0%
Public Power Corp. of Greece	25,000	83,027
Gas Utilities - 0.7%
GAIL India Ltd.	5,400,000	29,294,322
Hokuriku Gas Co.	250,000	632,610
K&O Energy Group, Inc.	200,000	2,350,724
Seoul City Gas Co. Ltd.	75,000	5,721,518
YESCO Co. Ltd.	235,000	7,661,204
		45,660,378
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp. (c)	25,000	291,500
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	294,993

TOTAL UTILITIES		46,329,898

TOTAL COMMON STOCKS
(Cost $4,876,493,259)		6,264,764,251

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	162,597
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	6,228,499
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,509,708)		6,391,096

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.38% (f)	422,993,533	422,993,533
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	128,709,552	128,709,552
TOTAL MONEY MARKET FUNDS
(Cost $551,703,085)		551,703,085
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $5,432,706,052)		6,822,858,432
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(120,526,014)
NET ASSETS - 100%		$6,702,332,418

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $964,852 or 0.0% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$420,272
Fidelity Securities Lending Cash Central Fund	4,564,623
Total	$4,984,895

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akka Technologies SA	$34,987,611	$--	$--	$--	$--
Amedisys, Inc.	119,982,500	--	14,153,211	--	123,576,000
Audika SA	9,692,056	--	9,547,398	--	--
CBIZ, Inc.	28,420,000	--	973,134	--	28,504,000
Chori Co. Ltd.	20,076,653	1,918,734	--	412,604	20,655,963
Daihatsu Diesel Manufacturing Co. Ltd.	19,679,219	--	--	381,588	17,259,942
Daishin-Chemical Co. Ltd.	1,161,899	757,983	--	45,142	2,557,985
Fuji Corp.	10,353,544	--	--	110,576	9,383,487
G-Tekt Corp.	20,859,725	1,594,310	--	597,474	25,180,111
Gendai Agency, Inc.	4,732,319	--	--	197,514	3,790,616
GMO Pepabo, Inc.	6,762,714	--	3,313,009	--	--
Gulfmark Offshore, Inc. Class A	4,684,566	16,436,928	--	--	17,044,920
Gwangju Shinsegae Co. Ltd.	26,593,119	136,144	--	86,743	22,267,627
Hannong Chemicals, Inc.	4,578,539	--	--	91,343	4,648,683
HF Co.	2,347,509	--	--	--	--
Lacroix SA	9,388,626	105,201	--	144,393	7,781,415
MegaStudy Co. Ltd.	11,310,303	--	--	164,549	12,602,398
MegaStudyEdu Co. Ltd.	13,289,122	--	--	173,735	9,151,112
Miraial Co. Ltd.	6,495,668	--	--	47,950	4,452,218
Nisshin Fudosan Co. Ltd.	8,957,921	--	--	207,732	8,449,239
Samyoung M-Tek Co. Ltd.	3,255,249	--	--	36,536	3,175,639
Sansei Co. Ltd.	855,287	84,228	--	30,760	1,027,047
Sapporo Drug Store Co. Ltd.	5,780,449	--	--	85,821	7,731,286
SIMPAC, Inc.	12,162,962	--	--	195,014	10,268,619
Swift Energy Co.	1,243,040	1,525,457	367,480	--	--
TBK Co. Ltd.	8,278,533	--	--	223,074	6,502,478
Tessi SA	21,697,056	--	--	--	--
Uchida Esco Co. Ltd.	2,936,676	--	--	--	2,070,930
W&T Offshore, Inc.	9,990,500	16,040,536	4,124,053	--	13,978,000
Yorozu Corp.	30,996,087	3,409,163	--	962,524	33,516,629
Zappallas, Inc.	5,280,994	--	--	--	4,022,654
Total	$466,830,446	$42,008,684	$32,478,285	$4,195,072	$399,598,998

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,757,232,570	$1,194,240,835	$562,991,735	$--
Consumer Staples	360,221,179	250,641,280	109,579,892	7
Energy	155,924,846	137,755,983	18,168,863	--
Financials	613,707,693	530,464,580	83,243,113	--
Health Care	1,646,003,056	1,585,829,347	60,173,709	--
Industrials	451,806,702	325,979,702	125,827,000	--
Information Technology	1,124,810,842	1,039,449,152	85,361,690	--
Materials	115,118,561	65,254,628	49,863,933	--
Utilities	46,329,898	43,263,537	3,066,361	--
Money Market Funds	551,703,085	551,703,085	--	--
Total Investments in Securities:	$6,822,858,432	$5,724,582,129	$1,098,276,296	$7

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$979,017,583
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $5,432,706,004. Net unrealized appreciation aggregated $1,390,152,428, of which $1,892,723,373 related to appreciated investment securities and $502,570,945 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

April 30, 2016

FVD-QTLY-0616
1.800366.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
Hyundai Mobis	35,790	$8,137,818
Media - 8.1%
Cablevision Systems Corp. - NY Group Class A	367,700	12,277,503
CBS Corp. Class B	381,500	21,329,665
Corus Entertainment, Inc. Class B (non-vtg.) (a)	734,000	7,318,355
Discovery Communications, Inc. Class A (a)(b)	601,300	16,421,503
John Wiley & Sons, Inc. Class A	246,985	12,247,986
Starz Series A (b)	679,700	18,494,637
Time Warner Cable, Inc.	38,500	8,166,235
Time Warner, Inc.	166,800	12,533,352
Twenty-First Century Fox, Inc. Class A	662,200	20,038,172
Viacom, Inc. Class B (non-vtg.)	505,100	20,658,590
		149,485,998
Multiline Retail - 0.5%
Macy's, Inc.	209,253	8,284,326
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc.	174,400	8,235,168
GNC Holdings, Inc.	374,006	9,110,786
		17,345,954
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	136,000	13,001,600

TOTAL CONSUMER DISCRETIONARY		196,255,696

CONSUMER STAPLES - 3.7%
Beverages - 0.9%
C&C Group PLC	3,221,735	14,472,134
SABMiller PLC	40,100	2,452,080
		16,924,214
Food & Staples Retailing - 1.8%
CVS Health Corp.	131,100	13,175,550
Rite Aid Corp. (b)	1,309,100	10,538,255
Wal-Mart Stores, Inc.	136,300	9,114,381
		32,828,186
Food Products - 1.0%
Seaboard Corp. (b)	2,724	8,180,172
The J.M. Smucker Co.	81,121	10,300,745
		18,480,917

TOTAL CONSUMER STAPLES		68,233,317

ENERGY - 9.3%
Energy Equipment & Services - 0.5%
BW Offshore Ltd.	17,549,100	3,835,940
National Oilwell Varco, Inc.	150,200	5,413,208
		9,249,148
Oil, Gas & Consumable Fuels - 8.8%
BW LPG Ltd.	902,929	5,427,543
Chevron Corp.	397,281	40,594,173
GasLog Ltd. (a)	355,400	4,552,674
GasLog Partners LP	433,300	7,760,403
Golar LNG Partners LP	613,400	10,384,862
Hoegh LNG Holdings Ltd.	107,300	1,252,656
Hoegh LNG Partners LP	263,800	4,753,676
Niska Gas Storage Partners LLC (b)	710,820	2,622,926
Phillips 66 Co.	245,300	20,141,583
Suncor Energy, Inc.	638,600	18,745,228
Teekay Corp.	1,414,800	15,845,760
Teekay LNG Partners LP	855,300	11,751,822
Teekay Offshore Partners LP	3,430,500	20,480,085
		164,313,391

TOTAL ENERGY		173,562,539

FINANCIALS - 25.2%
Banks - 10.0%
JPMorgan Chase & Co.	999,741	63,183,631
Regions Financial Corp.	2,267,900	21,272,902
SunTrust Banks, Inc.	554,700	23,153,178
U.S. Bancorp	712,400	30,412,356
Wells Fargo & Co.	971,337	48,547,423
		186,569,490
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	152,400	25,010,364
GP Investments Ltd. Class A (depositary receipt) (b)	1,157,500	2,588,115
		27,598,479
Consumer Finance - 3.2%
American Express Co.	166,000	10,861,380
Capital One Financial Corp.	207,982	15,055,817
Discover Financial Services	352,700	19,846,429
Synchrony Financial (b)	460,600	14,080,542
		59,844,168
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (b)	400,131	58,211,058
Insurance - 5.0%
Allied World Assurance Co. Holdings AG	368,500	13,111,230
Allstate Corp.	247,800	16,119,390
Chubb Ltd.	155,500	18,327,230
FNF Group	295,020	9,411,138
FNFV Group (b)	390,433	4,204,963
Prudential PLC	499,731	9,864,457
The Travelers Companies, Inc.	195,813	21,519,849
		92,558,257
Real Estate Investment Trusts - 1.6%
American Capital Agency Corp.	387,899	7,125,705
Annaly Capital Management, Inc.	1,159,095	12,077,770
MFA Financial, Inc.	1,434,564	9,912,837
		29,116,312
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (b)	494,400	14,649,072

TOTAL FINANCIALS		468,546,836

HEALTH CARE - 16.2%
Biotechnology - 3.9%
Amgen, Inc.	226,400	35,839,120
Baxalta, Inc.	543,900	22,816,605
Biogen, Inc. (b)	46,100	12,677,039
Dyax Corp. rights 12/31/19 (b)	635,500	1,499,780
		72,832,544
Health Care Equipment& Supplies - 0.5%
Alere, Inc. (b)	222,800	8,689,200
Health Care Providers & Services - 2.8%
Aetna, Inc.	78,700	8,835,649
Anthem, Inc.	70,800	9,966,516
Cigna Corp.	179,300	24,840,222
McKesson Corp.	54,500	9,146,190
		52,788,577
Pharmaceuticals - 9.0%
Allergan PLC (b)	174,200	37,724,752
Johnson & Johnson	611,608	68,549,025
Sanofi SA sponsored ADR	543,500	22,337,850
Teva Pharmaceutical Industries Ltd. sponsored ADR	718,768	39,136,918
		167,748,545

TOTAL HEALTH CARE		302,058,866

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	70,156	2,342,509
United Technologies Corp.	194,300	20,279,091
		22,621,600
Industrial Conglomerates - 3.0%
General Electric Co.	1,847,200	56,801,400
Machinery - 1.6%
Deere & Co. (a)	349,390	29,387,193
Professional Services - 1.2%
Dun & Bradstreet Corp.	203,100	22,424,271
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (b)	272,300	10,894,723

TOTAL INDUSTRIALS		142,129,187

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 3.3%
Cisco Systems, Inc.	1,013,218	27,853,363
Harris Corp.	324,200	25,939,242
Juniper Networks, Inc.	341,500	7,991,100
		61,783,705
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	144,302	8,583,083
Internet Software & Services - 2.4%
Alphabet, Inc. Class A	38,500	27,253,380
eBay, Inc. (b)	715,100	17,469,893
		44,723,273
IT Services - 1.0%
The Western Union Co.	930,500	18,610,000
Software - 1.8%
Oracle Corp.	531,313	21,178,136
VMware, Inc. Class A (a)(b)	224,800	12,793,368
		33,971,504
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	346,700	32,499,658
EMC Corp.	1,703,000	44,465,330
Samsung Electronics Co. Ltd.	18,195	19,772,427
SanDisk Corp.	695,600	52,260,428
		148,997,843

TOTAL INFORMATION TECHNOLOGY		316,669,408

MATERIALS - 3.5%
Chemicals - 2.9%
CF Industries Holdings, Inc.	874,845	28,931,124
LyondellBasell Industries NV Class A	308,400	25,495,428
		54,426,552
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	786,300	10,442,064

TOTAL MATERIALS		64,868,616

UTILITIES - 1.5%
Electric Utilities - 1.5%
Exelon Corp.	786,700	27,605,303
TOTAL COMMON STOCKS
(Cost $1,693,323,620)		1,759,929,768
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.3% 5/19/16
(Cost $4,509,330)	4,510,000	4,509,689
	Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.38% (c)	96,602,179	$96,602,179
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	9,026,362	9,026,362
TOTAL MONEY MARKET FUNDS
(Cost $105,628,541)		105,628,541
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $1,803,461,491)		1,870,067,998
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(10,505,967)
NET ASSETS - 100%		$1,859,562,031

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$172,949
Fidelity Securities Lending Cash Central Fund	147,640
Total	$320,589

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$196,255,696	$196,255,696	$--	$--
Consumer Staples	68,233,317	68,233,317	--	--
Energy	173,562,539	173,562,539	--	--
Financials	468,546,836	458,682,379	9,864,457	--
Health Care	302,058,866	300,559,086	--	1,499,780
Industrials	142,129,187	142,129,187	--	--
Information Technology	316,669,408	316,669,408	--	--
Materials	64,868,616	64,868,616	--	--
Utilities	27,605,303	27,605,303	--	--
U.S. Government and Government Agency Obligations	4,509,689	--	4,509,689	--
Money Market Funds	105,628,541	105,628,541	--	--
Total Investments in Securities:	$1,870,067,998	$1,854,194,072	$14,374,146	$1,499,780

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $1,806,324,064. Net unrealized appreciation aggregated $63,743,934, of which $157,608,056 related to appreciated investment securities and $93,864,122 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016